UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.9%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$45	$52
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	25	27
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	45	47
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	50	52
Total Collateralized Mortgage Obligations (Cost $169)		178

Common Stocks (65.8%)
Consumer Discretionary (15.0%):
CarMax, Inc. (b)	5,900	164
CBS Corp., Class B	8,000	268
Comcast Corp., Class A	10,300	335
Costco Wholesale Corp.	3,600	346
Johnson Controls, Inc.	5,400	133
Las Vegas Sands Corp.	3,700	135
Lowe’s Cos., Inc.	12,493	317
Starbucks Corp.	4,200	190
Target Corp.	4,100	249
The DIRECTV Group, Inc., Class A (b)	3,400	169
The Walt Disney Co.	4,000	197
Tiffany & Co.	3,800	209
Viacom, Inc., Class B	2,900	135
		2,847
Consumer Staples (6.1%):
Anheuser-Busch InBev NV, Sponsored ADR	4,400	349
Kraft Foods, Inc., Class A	5,793	230
PepsiCo, Inc.	3,900	284
The Procter & Gamble Co.	4,700	303
		1,166
Energy (5.5%):
Anadarko Petroleum Corp.	3,508	244
Apache Corp.	1,400	120
Halliburton Co.	5,200	172
Occidental Petroleum Corp.	2,000	174
Schlumberger Ltd.	4,556	325
		1,035
Financials (7.8%):
JPMorgan Chase & Co.	8,000	288
MetLife, Inc.	9,100	280
The Goldman Sachs Group, Inc.	2,600	262
U.S. Bancorp	8,500	285
Wells Fargo & Co.	11,100	375
		1,490
Health Care (9.3%):
Express Scripts Holding Co. (b)	6,500	377
Johnson & Johnson	5,300	367
Medtronic, Inc.	5,700	225
Merck & Co., Inc.	6,800	300
Pfizer, Inc.	21,100	507
		1,776
Industrials (6.4%):
ABB Ltd., Sponsored ADR	8,700	151
Boeing Co.	2,500	185

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Cummins, Inc.	500	$48
Danaher Corp.	4,800	253
Honeywell International, Inc.	2,200	128
United Parcel Service, Inc., Class B	3,100	234
W.W. Grainger, Inc.	1,100	225
		1,224
Information Technology (12.7%):
Altera Corp.	3,200	113
Apple, Inc. (b)	960	586
Autodesk, Inc. (b)	3,700	126
Cognizant Technology Solutions Corp., Class A (b)	3,700	210
eBay, Inc. (b)	5,800	257
Google, Inc., Class A (b)	475	301
Microsoft Corp.	14,400	424
NetApp, Inc. (b)	6,000	196
Visa, Inc., Class A	1,500	194
		2,407
Materials (1.7%):
Monsanto Co.	1,500	129
Potash Corp. of Saskatchewan, Inc.	4,400	194
		323
Telecommunication Services (0.7%):
Vodafone Group PLC, Sponsored ADR	4,700	135

Utilities (0.6%):
Wisconsin Energy Corp.	2,800	114
Total Common Stocks (Cost $11,781)		12,517

Corporate Bonds (8.1%)
Consumer Discretionary (0.7%):
CBS Corp., 7.88%, 7/30/30	$5	7
Comcast Corp.
4.95%, 6/15/16	5	6
5.15%, 3/1/20	5	6
6.45%, 3/15/37	5	7
Conoco, Inc., 6.95%, 4/15/29	10	14
Ford Motor Co., 7.45%, 7/16/31	5	6
McDonald’s Corp., 3.63%, 5/20/21, MTN	5	6
News America, Inc.
6.90%, 3/1/19	5	6
4.50%, 2/15/21	5	6
6.20%, 12/15/34	4	5
Princeton University, 5.70%, 3/1/39	5	7
Target Corp., 1.13%, 7/18/14	5	5
The Home Depot, Inc., 5.40%, 3/1/16	5	6
The Walt Disney Co., 2.75%, 8/16/21	5	5
Thomson Reuters Corp., 5.70%, 10/1/14	5	5
Time Warner Cable, Inc.
5.85%, 5/1/17	5	6
4.00%, 9/1/21, Callable 6/1/21 @ 100	5	6
Time Warner, Inc.
5.88%, 11/15/16	5	6
6.50%, 11/15/36	5	6
Wells Fargo & Co., 5.13%, 9/15/16	10	11
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	5	5
		137
Consumer Staples (0.6%):
Altria Group, Inc., 4.75%, 5/5/21	10	12
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	$5	$6
4.38%, 2/15/21	5	6
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	5	7
Kimberly-Clark Corp., 6.25%, 7/15/18	5	6
Kraft Foods, Inc.
5.25%, 10/1/13	5	5
6.13%, 2/1/18	5	6
PepsiCo, Inc., 5.50%, 1/15/40	10	13
Procter & Gamble Co.
4.95%, 8/15/14	5	6
5.80%, 8/15/34	5	7
The Kroger Co., 6.15%, 1/15/20	5	6
Wal-Mart Stores, Inc.
3.63%, 7/8/20	10	11
5.25%, 9/1/35	10	13
		110
Energy (0.7%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	5	6
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5	6
Canadian Natural Resources Ltd., 5.70%, 5/15/17	5	6
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	5	5
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	10	11
Energy Transfer Partners LP, 5.95%, 2/1/15	5	5
Halliburton Co., 6.15%, 9/15/19	10	12
Hess Corp., 5.60%, 2/15/41	5	6
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	10	13
Occidental Petroleum Corp., 4.10%, 2/1/21	5	6
Pemex Project Funding Master Trust, 5.75%, 3/1/18	5	6
Shell International Finance BV, 4.30%, 9/22/19	5	6
Statoil ASA, 3.15%, 1/23/22	10	11
Total Capital Canada Ltd., 1.63%, 1/28/14	5	5
TransCanada PipeLines Ltd., 3.80%, 10/1/20	10	11
Transocean, Inc., 6.80%, 3/15/38	5	6
Valero Energy Corp., 6.13%, 2/1/20	5	6
		127
Financials (3.2%):
American Express Co., 7.00%, 3/19/18	10	13
American International Group, Inc.
6.40%, 12/15/20	5	6
Series G, 5.85%, 1/16/18, MTN	5	6
Asian Development Bank, Series G, 1.63%, 7/15/13, MTN	10	10
Bank of America Corp.
3.88%, 3/22/17	10	10
5.65%, 5/1/18	20	22
Bank of Nova Scotia, 4.38%, 1/13/21	5	6
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	5	5
Berkshire Hathaway, Inc., 3.75%, 8/15/21	5	6
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	5	5
BlackRock, Inc., Series 2, 5.00%, 12/10/19	5	6
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	10	11
BP Capital Markets PLC, 3.13%, 10/1/15	10	11
Capital One Financial Corp., 4.75%, 7/15/21	5	6
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	5	5
Citigroup, Inc.
4.75%, 5/19/15	10	11
6.13%, 11/21/17	20	23
Credit Suisse USA, Inc., 4.88%, 1/15/15	10	11
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	5	7
Enterprise Products Partners LP, 6.50%, 1/31/19	5	6
ERP Operating LP, 5.75%, 6/15/17	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
European Investment Bank
2.38%, 3/14/14	$10	$10
5.13%, 9/13/16	15	17
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	10	11
General Electric Capital Corp.
2.95%, 5/9/16	5	5
5.63%, 5/1/18	15	18
Series A, 6.15%, 8/7/37, MTN	5	6
Goldman Sachs Group, Inc.
5.75%, 10/1/16	15	16
6.25%, 2/1/41	10	11
HCP, Inc., 3.75%, 2/1/16	5	5
HSBC Finance Corp., 5.00%, 6/30/15	5	5
HSBC Holdings PLC, 4.88%, 1/14/22	5	6
Inter-American Development Bank, 4.50%, 9/15/14	10	11
International Bank for Reconstruction & Development, 2.13%, 3/15/16	15	16
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	10	11
John Deere Capital Corp., 2.25%, 4/17/19	5	5
JPMorgan Chase & Co.
2.60%, 1/15/16	20	21
6.40%, 5/15/38	15	20
KFW
4.13%, 10/15/14	15	16
4.00%, 1/27/20	10	12
Korea Developmental Bank, 5.75%, 9/10/13	15	16
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc.
5.00%, 11/24/13	5	5
5.70%, 6/15/35	5	6
Morgan Stanley, 2.88%, 1/24/14	20	20
Nordic Investment Bank, 1.00%, 3/7/17	5	5
Orix Corp., 4.71%, 4/27/15	5	5
Petrobras International Finance Co., 5.38%, 1/27/21	10	11
PNC Funding Corp., 5.13%, 2/8/20	5	6
Prudential Financial, Inc.
5.10%, 9/20/14, MTN	5	5
Series D, 6.63%, 12/1/37, MTN	5	6
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	10	12
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	10	11
SLM Corp., 7.25%, 1/25/22, MTN	5	5
Swedish Export Credit Corp., 2.13%, 7/13/16	5	5
The Allstate Corp., 5.00%, 8/15/14	5	5
The Bank of New York Mellon Corp., 5.13%, 8/27/13, MTN	10	11
The Western Union Co., 3.65%, 8/22/18	5	5
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	5	6
U.S. Bank N.A., 4.80%, 4/15/15	10	11
UBS AG Stamford CT, 5.88%, 12/20/17	5	6
Wachovia Corp., 5.25%, 8/1/14	10	11
Westpac Banking Corp., 4.88%, 11/19/19	5	6
		601
Foreign Government (0.6%):
Federal Republic of Brazil
7.88%, 3/7/15	5	6
8.88%, 4/15/24	7	11
7.13%, 1/20/37	5	8
Province of British Columbia, 2.65%, 9/22/21	5	5
Province of Ontario
0.95%, 5/26/15	10	10
4.00%, 10/7/19	10	12
Province of Quebec, 7.50%, 9/15/29	20	31
Republic of Poland, 5.00%, 3/23/22	5	6
United Mexican States

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.88%, 2/17/14	$5	$5
Series A, 6.05%, 1/11/40, MTN	5	7
Series E, 5.95%, 3/19/19, MTN	10	12
		113
Health Care (0.5%):
Abbott Laboratories, 5.30%, 5/27/40	5	7
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	10	11
AstraZeneca PLC, 5.90%, 9/15/17	5	6
Boston Scientific Corp., 7.38%, 1/15/40	5	7
Cardinal Health, Inc., 5.85%, 12/15/17	5	6
Medtronic, Inc.
3.00%, 3/15/15	5	5
4.45%, 3/15/20	5	6
Novartis Capital Corp., 4.13%, 2/10/14	5	5
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	5	5
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	5	6
WellPoint, Inc., 5.95%, 12/15/34	6	7
Wyeth, 6.50%, 2/1/34	5	7
Wyeth LLC, 5.50%, 2/15/16	10	12
		90
Industrials (0.3%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	5	6
Caterpillar, Inc., 6.05%, 8/15/36	5	7
Continental Airlines, Inc., Series A, 4.75%, 7/12/22	5	5
CSX Corp., 6.15%, 5/1/37	5	6
General Electric Co., 5.25%, 12/6/17	5	6
Honeywell International, Inc., 4.25%, 3/1/21	5	6
Lockheed Martin Corp., 5.50%, 11/15/39	5	6
United Parcel Service, Inc., 5.13%, 4/1/19	5	6
United Technologies Corp.
5.38%, 12/15/17	5	6
6.13%, 7/15/38	5	7
Waste Management, Inc., 4.60%, 3/1/21	5	6
		67
Information Technology (0.3%):
America Movil SAB de CV, 5.00%, 3/30/20	5	6
Cisco Systems, Inc., 5.50%, 2/22/16	5	6
Hewlett-Packard Co.
6.13%, 3/1/14	5	5
3.00%, 9/15/16	5	5
IBM Corp.
0.55%, 2/6/15	5	5
5.60%, 11/30/39	10	14
Microsoft Corp., 4.20%, 6/1/19	5	6
Oracle Corp., 5.75%, 4/15/18	5	6
		53
Materials (0.4%):
Alcoa, Inc., 6.00%, 7/15/13	5	5
ArcelorMittal, 3.75%, 8/5/15	10	10
CRH America, Inc., 5.75%, 1/15/21	5	6
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	5	5
6.00%, 7/15/18	5	6
Eastman Chemical Co., 7.60%, 2/1/27	6	8
International Paper Co., 7.50%, 8/15/21	5	7
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	10	12
The Dow Chemical Co.
8.55%, 5/15/19	5	7

See notes to schedules of investments.

Security Description	Principal Amount	Value
7.38%, 11/1/29	$5	$7
		73
Telecommunication Services (0.3%):
AT&T, Inc.
5.10%, 9/15/14	5	6
2.40%, 8/15/16	5	5
5.80%, 2/15/19	5	6
6.30%, 1/15/38	5	7
CenturyLink, Inc., Series T, 5.80%, 3/15/22	5	5
Verizon Communications, Inc.
5.55%, 2/15/16	5	6
5.85%, 9/15/35	10	13
Vodafone Group PLC
5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	7
		66
Utilities (0.5%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	5	6
Series A, 4.45%, 3/15/21	5	6
Series C, 5.15%, 7/15/15	5	6
Duke Energy Carolinas LLC, 4.25%, 12/15/41	5	6
Exelon Corp., 4.90%, 6/15/15	5	5
FirstEnergy Corp., Series C, 7.38%, 11/15/31	5	7
Hydro-Quebec, 8.40%, 1/15/22	5	7
MidAmerican Energy Holdings, 6.50%, 9/15/37	10	14
Pacific Gas & Electric Co.
4.80%, 3/1/14	6	6
6.05%, 3/1/34	3	4
PacifiCorp, 6.00%, 1/15/39	5	7
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	10	11
Sempra Energy, 6.00%, 10/15/39	5	7
Southern California Edison Co., 5.63%, 2/1/36	3	4
		96
Total Corporate Bonds (Cost $1,423)		1,533

Municipal Bonds (0.2%)
California (0.1%):
State, Build America Bonds, GO, 7.55%, 4/1/39	10	13

Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	10	10

New Jersey (0.0%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	5	7
Total Municipal Bonds (Cost $30)		30

U.S. Government Agency Securities (1.6%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	15	17
6.75%, 9/15/29	5	8
Federal National Mortgage Assoc.
0.75%, 12/18/13 (d)	135	136
5.00%, 4/15/15 — 5/11/17	95	109
2.38%, 4/11/16	10	11

See notes to schedules of investments.

Security Description	Principal Amount	Value
1.25%, 9/28/16	$25	$26
Total U.S. Government Agency Securities (Cost $305)		307

U.S. Government Mortgage Backed Agencies (9.9%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 — 11/1/34	14	16
7.00%, 7/1/29 — 4/1/32	11	13
8.00%, 6/1/30	1	1
5.00%, 6/1/33	22	24
4.50%, 12/1/39	103	114
Federal National Mortgage Assoc.
10.00%, 11/1/13	1	1
10.50%, 11/1/13	1	1
11.00%, 11/1/13	1	1
8.50%, 11/1/17	1	1
8.00%, 11/1/19 — 3/1/30	16	19
4.00%, 1/1/26 — 8/25/42 (d)(e)	332	356
4.50%, 8/25/27 — 8/25/42 (d)(e)	219	238
5.00%, 8/25/27 — 7/1/37 (d)(e)	178	195
5.50%, 8/25/27 — 8/25/42 (e)	226	247
7.00%, 12/1/27	1	1
6.50%, 3/1/29 — 7/1/32 (e)	16	18
6.00%, 10/1/29 — 5/1/37 (e)	76	84
7.50%, 11/1/29	5	6
6.63%, 11/15/30	15	23
3.50%, 8/25/42 (e)	105	111
Government National Mortgage Assoc.
7.50%, 2/15/35	33	41
5.00%, 7/15/39	97	108
4.50%, 2/20/40 — 6/15/40 (d)	174	193
5.50%, 2/20/40	61	69
Total U.S. Government Mortgage Backed Agencies (Cost $1,772)		1,881

U.S. Treasury Obligations (11.3%)
U.S. Treasury Bonds
6.13%, 11/15/27	67	103
4.38%, 5/15/40	163	225
U.S. Treasury Notes
2.75%, 10/31/13	95	98
1.00%, 1/15/14	139	141
2.25%, 5/31/14	150	155
2.63%, 12/31/14 — 8/15/20	301	324
2.50%, 4/30/15 — 6/30/17	325	350
2.00%, 4/30/16	215	228
3.25%, 3/31/17	150	168
2.88%, 3/31/18	90	101
3.13%, 5/15/19	145	166
2.13%, 8/15/21	90	96
Total U.S. Treasury Obligations (Cost $2,100)		2,155

Total Investments (Cost $17,580) — 97.8%		18,601

Other assets in excess of liabilities — 2.2%		425

NET ASSETS — 100.0%		$19,026

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/12.

(b)	Non-income producing security.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 7/31/12.

See notes to schedules of investments.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Security purchased on a when-issued basis.

ADR —	American Depositary Receipt

GO —	General Obligation

LLC —	Limited Liability Co.

LP —	Limited Partnership

MTN —	Medium Term Note

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Index Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.7%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$200	$229
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	155	169
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	73	88
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	285	297
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	165	173
Total Collateralized Mortgage Obligations (Cost $887)		956

Corporate Bonds (26.3%)
Consumer Discretionary (2.1%):
CBS Corp., 7.88%, 7/30/30	15	21
Comcast Corp.
4.95%, 6/15/16	30	34
5.15%, 3/1/20	25	30
6.45%, 3/15/37	35	46
Conoco, Inc., 6.95%, 4/15/29	50	72
Ford Motor Co., 7.45%, 7/16/31	15	19
McDonald’s Corp., 3.63%, 5/20/21, MTN	35	40
News America, Inc.
6.90%, 3/1/19	20	25
4.50%, 2/15/21	25	29
6.20%, 12/15/34	25	31
Princeton University, 5.70%, 3/1/39	20	28
Target Corp., 1.13%, 7/18/14	30	30
The Home Depot, Inc., 5.40%, 3/1/16	35	40
The Walt Disney Co., 2.75%, 8/16/21	20	21
Thomson Reuters Corp., 5.70%, 10/1/14	20	22
Time Warner Cable, Inc.
5.85%, 5/1/17	25	30
4.00%, 9/1/21, Callable 6/1/21 @ 100	35	38
Time Warner, Inc.
5.88%, 11/15/16	30	35
6.50%, 11/15/36	30	38
Wells Fargo & Co., 5.13%, 9/15/16	70	78
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	30	30
		737
Consumer Staples (2.0%):
Altria Group, Inc., 4.75%, 5/5/21	65	76
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	25	29
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	35	39
4.38%, 2/15/21	40	47
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	30	44
Kimberly-Clark Corp., 6.25%, 7/15/18	25	32
Kraft Foods, Inc.
5.25%, 10/1/13	40	42
6.13%, 2/1/18	40	49
PepsiCo, Inc., 5.50%, 1/15/40	60	80
Procter & Gamble Co.
4.95%, 8/15/14	25	27
5.80%, 8/15/34	25	35
The Kroger Co., 6.15%, 1/15/20	30	36
Wal-Mart Stores, Inc.
3.63%, 7/8/20	60	68
5.25%, 9/1/35	80	102
		706

See notes to schedules of investments.

Security Description	Principal Amount	Value
Energy (2.2%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	$40	$51
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	30	33
Canadian Natural Resources Ltd., 5.70%, 5/15/17	30	36
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	25	26
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	50	57
Energy Transfer Partners LP, 5.95%, 2/1/15	35	38
Halliburton Co., 6.15%, 9/15/19	55	69
Hess Corp., 5.60%, 2/15/41	45	51
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	70	88
Occidental Petroleum Corp., 4.10%, 2/1/21	25	29
Pemex Project Funding Master Trust, 5.75%, 3/1/18	35	41
Shell International Finance BV, 4.30%, 9/22/19	40	47
Statoil ASA, 3.15%, 1/23/22	50	54
Total Capital Canada Ltd., 1.63%, 1/28/14	30	30
TransCanada PipeLines Ltd., 3.80%, 10/1/20	50	56
Transocean, Inc., 6.80%, 3/15/38	25	31
Valero Energy Corp., 6.13%, 2/1/20	45	54
		791
Financials (10.5%):
American Express Co., 7.00%, 3/19/18	60	76
American International Group, Inc.
6.40%, 12/15/20	40	47
Series G, 5.85%, 1/16/18, MTN	25	28
Asian Development Bank, Series G, 1.63%, 7/15/13, MTN	55	56
Bank of America Corp.
3.88%, 3/22/17	55	57
5.65%, 5/1/18	120	133
Bank of Nova Scotia, 4.38%, 1/13/21	30	35
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	30	32
Berkshire Hathaway, Inc., 3.75%, 8/15/21	30	33
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	30	32
BlackRock, Inc., Series 2, 5.00%, 12/10/19	35	41
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	50	55
BP Capital Markets PLC, 3.13%, 10/1/15	50	53
Capital One Financial Corp., 4.75%, 7/15/21	35	39
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	30	32
Citigroup, Inc.
4.75%, 5/19/15	70	74
6.13%, 11/21/17	125	143
Credit Suisse USA, Inc., 4.88%, 1/15/15	70	76
Deutsche Telekom International Finance BV, 8.75% (b), 6/15/30	45	66
Enterprise Products Partners LP, 6.50%, 1/31/19	45	55
ERP Operating LP, 5.75%, 6/15/17	25	29
European Investment Bank
2.38%, 3/14/14	55	57
5.13%, 9/13/16 (c)	95	111
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	60	64
General Electric Capital Corp.
2.95%, 5/9/16	40	42
5.63%, 5/1/18	85	100
Series A, 6.15%, 8/7/37, MTN	35	44
Goldman Sachs Group, Inc.
5.75%, 10/1/16	80	88
6.25%, 2/1/41	70	76
HCP, Inc., 3.75%, 2/1/16	35	37
HSBC Finance Corp., 5.00%, 6/30/15	25	27
HSBC Holdings PLC, 4.88%, 1/14/22	35	40
Inter-American Development Bank, 4.50%, 9/15/14	79	86
International Bank for Reconstruction & Development, 2.13%, 3/15/16	95	100
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	70	74
John Deere Capital Corp., 2.25%, 4/17/19	30	31

See notes to schedules of investments.

Security Description	Principal Amount	Value
JPMorgan Chase & Co.
2.60%, 1/15/16	$125	$128
6.40%, 5/15/38	95	124
KFW
4.13%, 10/15/14	110	119
4.00%, 1/27/20	65	75
Korea Developmental Bank, 5.75%, 9/10/13	75	78
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	37	41
MetLife, Inc.
5.00%, 11/24/13	25	26
5.70%, 6/15/35	20	25
Morgan Stanley, 2.88%, 1/24/14	130	130
Nordic Investment Bank, 1.00%, 3/7/17	45	46
Orix Corp., 4.71%, 4/27/15	30	32
Petrobras International Finance Co., 5.38%, 1/27/21	55	62
PNC Funding Corp., 5.13%, 2/8/20	45	53
Prudential Financial, Inc.
5.10%, 9/20/14, MTN	35	38
Series D, 6.63%, 12/1/37, MTN	25	30
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	55	66
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	65	73
SLM Corp., 7.25%, 1/25/22, MTN	20	21
Swedish Export Credit Corp., 2.13%, 7/13/16	40	41
The Allstate Corp., 5.00%, 8/15/14	35	38
The Bank of New York Mellon Corp., 5.13%, 8/27/13, MTN	50	53
The Western Union Co., 3.65%, 8/22/18	20	22
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	40	46
U.S. Bank N.A., 4.80%, 4/15/15	55	61
UBS AG Stamford CT, 5.88%, 12/20/17	40	46
Wachovia Corp., 5.25%, 8/1/14	50	54
Westpac Banking Corp., 4.88%, 11/19/19	40	45
		3,742
Foreign Government (1.9%):
Federal Republic of Brazil
7.88%, 3/7/15	20	23
8.88%, 4/15/24	34	55
7.13%, 1/20/37	40	62
Province of British Columbia, 2.65%, 9/22/21	35	37
Province of Ontario
0.95%, 5/26/15	70	71
4.00%, 10/7/19	60	69
Province of Quebec, 7.50%, 9/15/29	105	164
Republic of Poland, 5.00%, 3/23/22	35	40
United Mexican States
5.88%, 2/17/14	30	32
Series A, 6.05%, 1/11/40, MTN	40	55
Series E, 5.95%, 3/19/19, MTN	59	73
		681
Health Care (1.6%):
Abbott Laboratories, 5.30%, 5/27/40	40	53
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	75	83
AstraZeneca PLC, 5.90%, 9/15/17	30	37
Boston Scientific Corp., 7.38%, 1/15/40	15	21
Cardinal Health, Inc., 5.85%, 12/15/17	25	29
Medtronic, Inc.
3.00%, 3/15/15	40	42
4.45%, 3/15/20	40	47
Novartis Capital Corp., 4.13%, 2/10/14	40	42
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	20	21
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	45	50
WellPoint, Inc., 5.95%, 12/15/34	24	29

See notes to schedules of investments.

Security Description	Principal Amount	Value
Wyeth, 6.50%, 2/1/34	$45	$65
Wyeth LLC, 5.50%, 2/15/16	55	64
		583
Industrials (1.2%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	45	54
Caterpillar, Inc., 6.05%, 8/15/36	20	28
Continental Airlines, Inc., Series A, 4.75%, 7/12/22	29	30
CSX Corp., 6.15%, 5/1/37	40	52
General Electric Co., 5.25%, 12/6/17	40	47
Honeywell International, Inc., 4.25%, 3/1/21	40	47
Lockheed Martin Corp., 5.50%, 11/15/39	20	25
United Parcel Service, Inc., 5.13%, 4/1/19	35	43
United Technologies Corp.
5.38%, 12/15/17	25	30
6.13%, 7/15/38	25	34
Waste Management, Inc., 4.60%, 3/1/21	35	40
		430
Information Technology (1.0%):
America Movil SAB de CV, 5.00%, 3/30/20	20	23
Cisco Systems, Inc., 5.50%, 2/22/16	45	53
Hewlett-Packard Co.
6.13%, 3/1/14	35	38
3.00%, 9/15/16	40	41
IBM Corp.
0.55%, 2/6/15	35	35
5.60%, 11/30/39	55	76
Microsoft Corp., 4.20%, 6/1/19	45	53
Oracle Corp., 5.75%, 4/15/18	45	55
		374
Materials (1.0%):
Alcoa, Inc., 6.00%, 7/15/13	30	31
ArcelorMittal, 3.75%, 8/5/15	45	46
CRH America, Inc., 5.75%, 1/15/21	25	28
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	25	27
6.00%, 7/15/18	30	38
International Paper Co., 7.50%, 8/15/21	30	39
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	60	75
The Dow Chemical Co.
8.55%, 5/15/19	35	47
7.38%, 11/1/29	25	34
		365
Telecommunication Services (1.1%):
AT&T, Inc.
5.10%, 9/15/14	45	49
2.40%, 8/15/16	35	37
5.80%, 2/15/19	45	56
6.30%, 1/15/38	30	40
CenturyLink, Inc., Series T, 5.80%, 3/15/22	25	26
Verizon Communications, Inc.
5.55%, 2/15/16	30	35
5.85%, 9/15/35	55	71
Vodafone Group PLC
5.00%, 12/16/13	15	16
5.63%, 2/27/17	30	36
6.15%, 2/27/37	20	28
		394

See notes to schedules of investments.

Security Description	Principal Amount	Value
Utilities (1.7%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	$35	$41
Series A, 4.45%, 3/15/21	35	41
Series C, 5.15%, 7/15/15	35	39
Duke Energy Carolinas LLC, 4.25%, 12/15/41	25	28
Exelon Corp., 4.90%, 6/15/15	35	38
FirstEnergy Corp., Series C, 7.38%, 11/15/31	30	40
Hydro-Quebec, 8.40%, 1/15/22	25	37
MidAmerican Energy Holdings, 6.50%, 9/15/37	50	69
Pacific Gas & Electric Co.
4.80%, 3/1/14	49	52
6.05%, 3/1/34	30	41
PacifiCorp, 6.00%, 1/15/39	35	49
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	50	57
Sempra Energy, 6.00%, 10/15/39	20	27
Southern California Edison Co., 5.63%, 2/1/36	35	46
		605
Total Corporate Bonds (Cost $8,726)		9,408

Municipal Bonds (0.4%)
California (0.2%):
State, Build America Bonds, GO, 7.55%, 4/1/39	45	60

Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	45	44

New Jersey (0.1%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	35	48
Total Municipal Bonds (Cost $149)		152

U.S. Government Agency Securities (5.1%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	90	105
6.75%, 9/15/29	25	39
Federal National Mortgage Assoc.
0.75%, 12/18/13 (c)	805	811
5.00%, 4/15/15 — 5/11/17	565	650
2.38%, 4/11/16	70	75
1.25%, 9/28/16	150	153
Total U.S. Government Agency Securities (Cost $1,822)		1,833

U.S. Government Mortgage Backed Agencies (30.1%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	31	34
7.50%, 4/1/28	4	4
6.50%, 8/1/29 — 11/1/34	136	160
7.00%, 1/1/30	4	4
5.00%, 6/1/34 (c)	91	99
5.50%, 9/1/38	321	350
4.50%, 12/1/39	758	840
Federal National Mortgage Assoc.
10.00%, 11/1/13	2	2
10.50%, 11/1/13	1	1
11.00%, 11/1/13	2	2
8.00%, 11/1/19 — 2/1/33	90	109
4.00%, 1/1/26 — 8/25/42 (c)(d)	1,989	2,132
7.00%, 10/1/26 — 12/1/29	11	14
4.50%, 8/25/27 — 8/25/42 (c)(d)	1,016	1,103

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
5.00%, 8/25/27 — 8/25/42 (c)(d)	$1,097	$1,199
5.50%, 8/25/27 — 8/25/42 (c)(d)	987	1,079
6.50%, 9/1/28 — 8/25/42	9	12
7.50%, 12/1/28	2	3
6.00%, 10/1/29 — 8/25/42 (c)	421	472
6.63%, 11/15/30	75	116
8.50%, 4/1/31	1	1
3.50%, 8/25/42 (d)	600	637
Government National Mortgage Assoc.
7.50%, 12/15/27 — 2/15/35	214	262
5.00%, 7/15/39 — 8/20/42	458	511
4.50%, 2/20/40 — 8/20/42 (d)	1,073	1,190
5.50%, 2/20/40 — 8/15/42	121	136
4.00%, 8/15/42 (d)	270	296
Total U.S. Government Mortgage Backed Agencies (Cost $10,128)		10,768

U.S. Treasury Obligations (37.4%)
U.S. Treasury Bills, 0.07% (e), 8/23/12	505	505
U.S. Treasury Bonds
6.13%, 11/15/27	393	604
4.38%, 5/15/40	977	1,347
U.S. Treasury Notes
2.75%, 10/31/13	705	727
1.00%, 1/15/14	897	907
2.25%, 5/31/14	885	918
2.63%, 12/31/14 — 8/15/20	1,785	1,928
2.50%, 4/30/15 — 6/30/17	1,775	1,908
2.00%, 4/30/16	1,290	1,367
3.25%, 3/31/17	785	882
2.88%, 3/31/18	530	593
3.13%, 5/15/19	970	1,111
2.13%, 8/15/21	545	581
Total U.S. Treasury Obligations (Cost $13,020)		13,378

Investment Companies (0.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	50,266	50
Total Investment Companies (Cost $50)		50

Total Investments (Cost $34,782) — 102.1%		36,545

Liabilities in excess of other assets — (2.1)%		(756)

NET ASSETS — 100.0%		$35,789

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/12.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 7/31/12.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)	Security purchased on a when-issued basis.

(e)	Rate represents the effective yield at purchase.

(f)	Rate disclosed is the daily yield on 7/31/12.

GO —	General Obligation

LLC —	Limited Liability Co.

LP —	Limited Partnership

MTN —	Medium Term Note

See notes to schedules of investments.

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (22.7%):
CarMax, Inc. (a)	927,000	$25,798
CBS Corp., Class B	1,289,000	43,130
Comcast Corp., Class A	1,600,980	52,112
Costco Wholesale Corp.	569,000	54,727
Johnson Controls, Inc.	830,320	20,467
Las Vegas Sands Corp.	572,000	20,832
Lowe’s Cos., Inc.	2,028,495	51,463
Starbucks Corp.	663,000	30,021
Target Corp.	640,276	38,833
The DIRECTV Group, Inc., Class A (a)	561,000	27,859
The Walt Disney Co.	604,000	29,681
Tiffany & Co.	594,000	32,628
Viacom, Inc., Class B	452,000	21,113
		448,664
Consumer Staples (9.0%):
Anheuser-Busch InBev NV, Sponsored ADR	663,430	52,557
Kraft Foods, Inc., Class A	885,874	35,178
PepsiCo, Inc.	601,000	43,711
The Procter & Gamble Co.	731,000	47,179
		178,625
Energy (8.2%):
Anadarko Petroleum Corp.	544,979	37,843
Apache Corp.	220,600	18,998
Halliburton Co.	813,000	26,935
Occidental Petroleum Corp.	311,039	27,070
Schlumberger Ltd.	711,382	50,693
		161,539
Financials (11.9%):
JPMorgan Chase & Co.	1,292,650	46,535
MetLife, Inc.	1,439,440	44,292
The Goldman Sachs Group, Inc.	410,000	41,369
U.S. Bancorp	1,303,000	43,651
Wells Fargo & Co.	1,774,000	59,979
		235,826
Health Care (13.9%):
Express Scripts Holding Co. (a)	1,051,000	60,895
Johnson & Johnson	765,000	52,953
Medtronic, Inc.	863,334	34,032
Merck & Co., Inc.	1,029,200	45,460
Pfizer, Inc.	3,383,600	81,342
		274,682
Industrials (9.9%):
ABB Ltd., Sponsored ADR	1,436,025	24,915
Boeing Co.	402,320	29,735
Cummins, Inc.	112,000	10,741
Danaher Corp.	749,822	39,598
Honeywell International, Inc.	343,000	19,911
United Parcel Service, Inc., Class B	487,048	36,826
W.W. Grainger, Inc.	171,000	35,026
		196,752
Information Technology (19.2%):
Altera Corp.	512,000	18,150
Apple, Inc. (a)	149,500	91,309
Autodesk, Inc. (a)	576,175	19,544
Cognizant Technology Solutions Corp., Class A (a)	595,000	33,778
eBay, Inc. (a)	891,000	39,471

See notes to schedules of investments.

Security Description	Shares	Value
Google, Inc., Class A (a)	79,770	$50,492
Microsoft Corp.	2,263,031	66,692
NetApp, Inc. (a)	923,887	30,183
Visa, Inc., Class A	243,000	31,364
		380,983
Materials (2.6%):
Monsanto Co.	240,565	20,597
Potash Corp. of Saskatchewan, Inc.	680,000	30,029
		50,626
Telecommunication Services (1.0%):
Vodafone Group PLC, Sponsored ADR	703,000	20,211

Utilities (0.9%):
Wisconsin Energy Corp.	431,000	17,559
Total Common Stocks (Cost $1,877,287)		1,965,467

Investment Companies (0.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	14,273,091	14,273
Total Investment Companies (Cost $14,273)		14,273

Total Investments (Cost $1,891,560) — 100.0%		1,979,740

Other assets in excess of liabilities — 0.0%		722

NET ASSETS — 100.0%		$1,980,462

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 7/31/12.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (92.4%)
Consumer Discretionary (11.8%):
Autoliv, Inc.	217,000	$12,276
Darden Restaurants, Inc.	327,000	16,736
Guess?, Inc.	663,000	19,956
Hasbro, Inc.	150,239	5,381
International Game Technology	861,000	9,746
Johnson Controls, Inc.	806,600	19,883
Mohawk Industries, Inc. (a)	248,000	16,475
Penske Automotive Group, Inc.	615,599	14,713
Royal Caribbean Cruises Ltd.	741,000	18,510
VF Corp.	50,000	7,465
		141,141
Energy (4.8%):
Cimarex Energy Co.	381,000	21,599
Devon Energy Corp.	225,000	13,302
Helmerich & Payne, Inc.	254,000	11,811
Patterson-UTI Energy, Inc.	718,000	11,115
		57,827
Financials (22.1%):
Affiliated Managers Group, Inc. (a)	143,000	15,957
Alexandria Real Estate Equities, Inc.	208,000	15,284
Alleghany Corp. (a)	57,000	19,711
Arch Capital Group Ltd. (a)	379,000	14,705
Brown & Brown, Inc.	842,000	21,252
Capitol Federal Financial, Inc.	1,042,100	12,214
City National Corp.	182,000	8,969
Cullen/Frost Bankers, Inc.	330,000	18,252
Fidelity National Financial, Inc., Class A	784,000	14,598
Fifth Third Bancorp	1,344,000	18,574
Marsh & McLennan Cos., Inc.	654,000	21,719
Regency Centers Corp.	359,000	17,178
SunTrust Banks, Inc.	507,000	11,991
The Chubb Corp.	271,000	19,699
W.R. Berkley Corp.	542,000	19,854
Waddell & Reed Financial, Inc., Class A	546,000	15,883
		265,840
Health Care (7.8%):
C.R. Bard, Inc.	135,000	13,130
Covance, Inc. (a)	378,000	17,743
DENTSPLY International, Inc.	440,000	15,990
Patterson Cos., Inc.	851,000	29,019
Zimmer Holdings, Inc.	291,500	17,178
		93,060
Industrials (16.5%):
Avery Dennison Corp.	640,000	19,706
Cintas Corp.	501,000	19,855
Con-way, Inc.	507,500	18,077
Dover Corp.	328,000	17,866
Hubbell, Inc., Class B	176,000	14,481
Ingersoll-Rand PLC	437,000	18,533
Kennametal, Inc.	578,000	21,328
Parker Hannifin Corp.	228,500	18,353
Raytheon Co.	361,000	20,028
Robert Half International, Inc.	536,000	14,478
Xylem, Inc.	648,000	15,539
		198,244
Information Technology (11.9%):
Amphenol Corp., Class A	307,000	18,076

See notes to schedules of investments.

Security Description	Shares	Value
Analog Devices, Inc.	469,000	$18,329
Applied Materials, Inc.	1,880,000	20,473
BMC Software, Inc. (a)	420,000	16,632
Juniper Networks, Inc. (a)	976,000	17,109
Lam Research Corp. (a)	470,000	16,173
Marvell Technology Group Ltd.	1,326,000	14,931
Synopsys, Inc. (a)	691,000	20,930
		142,653
Materials (8.8%):
Allegheny Technologies, Inc.	520,000	15,616
Compass Minerals International, Inc.	171,000	12,370
International Flavors & Fragrances, Inc.	278,000	15,496
Packaging Corp. of America	71,080	2,189
PPG Industries, Inc.	120,000	13,135
Reliance Steel & Aluminum Co.	484,000	24,916
Rock-Tenn Co., Class A	52,000	3,027
RPM International, Inc.	381,000	10,096
Sonoco Products Co.	296,000	8,972
		105,817
Utilities (8.7%):
Alliant Energy Corp.	381,000	17,797
Energen Corp.	367,000	18,794
Hawaiian Electric Industries, Inc.	529,000	15,071
Questar Corp.	866,000	17,623
Sempra Energy	255,000	17,955
Xcel Energy, Inc.	605,000	17,726
		104,966
Total Common Stocks (Cost $1,013,309)		1,109,548

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index Fund	385,000	17,922
Total Exchange-Traded Funds (Cost $16,058)		17,922

Investment Companies (7.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	84,921,958	84,922
Total Investment Companies (Cost $84,922)		84,922

Total Investments (Cost $1,114,289) — 101.0%		1,212,392

Liabilities in excess of other assets — (1.0)%		(11,791)

NET ASSETS — 100.0%		$1,200,601

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 7/31/12.

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (77.1%)
Multi-family (9.9%):
Collateralized Mortgage Obligations (8.2%):
Government National Mortgage Assoc.
Series 2003-38, Class JC, 7.65% (a), 8/16/42	$2,214		$2,409
Series 2003-87, Class BH, 7.50%, 8/16/32	521		531
Series 2006-42, Class B, 5.22% (a), 8/16/46	2,135		2,299
Series 2006-6, Class C, 5.02% (a), 2/16/44	2,471		2,647
Series 2006-66, Class B, 5.00% (a), 9/16/41	7,824		8,314
Series 2008-59, Class C, 5.78% (a), 6/16/32	1,450		1,576
Series 2010-122, Class AC, 7.00%, 2/16/40	9,791		11,859
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000		11,865
Series 2010-136, Class BH, 7.00%, 11/16/40	9,815		11,885
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000		11,950
Series 2010-148, Class AC, 7.00% (a), 12/16/50	9,813		11,884
Series 2010-155, Class BH, 7.00%, 6/16/39	9,664		11,373
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000		11,642
Series 2012-33, Class AB, 7.00%, 3/16/46	9,946		12,176
Series 2012-67, Class AF, 7.00%, 4/15/44	9,973		12,063
			124,473
Pass-throughs (1.7%):
Government National Mortgage Assoc.
7.49%, 8/15/20 — 11/15/20	543		624
7.50%, 8/15/21	239		278
6.00%, 1/15/22	344		380
7.85%, 1/15/22	90		105
7.92%, 7/15/23	570		608
8.00%, 7/15/24 — 10/15/35	3,473		3,631
8.25%, 4/15/27 — 9/15/30	608		627
8.60%, 5/15/27	485		487
7.88%, 7/15/27	417		445
7.15%, 10/20/27	402		484
7.75%, 6/15/30 — 9/15/33	824		858
6.45%, 1/20/33	8,272		9,827
7.09%, 7/15/33	4,815		4,907
8.13%, 6/15/41	1,888		1,896
			25,157
			149,630
Single Family (67.2%):
Collateralized Mortgage Obligations (4.0%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	855		1,004
Series 1995-2, Class KQ, 8.50%, 3/20/25	247		300
Series 1995-4, Class CQ, 8.00%, 6/20/25	6		7
Series 1996-10, Class PD, 7.50%, 6/20/26	275		329
Series 1996-20, Class J, 7.50%, 9/20/26	214		247
Series 1997-16, Class PL, 6.50%, 10/20/27	—	(b)	—	(b)
Series 1997-18, Class J, 7.00%, 11/20/27	179		206
Series 1997-2, Class E, 7.50%, 2/20/27	103		119
Series 1997-8, Class PN, 7.50%, 5/16/27	110		132
Series 1998-14, Class PH, 6.50%, 6/20/28	447		518
Series 1998-19, Class ZA, 6.50%, 4/20/28	396		470
Series 1998-23, Class ZB, 6.50%, 6/20/28	366		435
Series 1999-1, Class Z, 6.50%, 1/20/29	—	(b)	—	(b)
Series 1999-22, Class Z, 7.00%, 6/20/29	—	(b)	—	(b)
Series 1999-4, Class ZB, 6.00%, 2/20/29	583		667
Series 1999-40, Class ZW, 7.50%, 11/20/29	365		433
Series 1999-41, Class Z, 8.00%, 11/16/29	378		445
Series 1999-47, Class Z, 7.50%, 12/20/29	—	(b)	—	(b)

See notes to schedules of investments.

Security Description	Principal Amount		Value
Series 2000-27, Class Z, 7.50%, 9/20/30	$230		$277
Series 2000-29, Class G, 7.50%, 9/20/30	136		159
Series 2000-9, Class Z, 8.00%, 6/20/30	164		202
Series 2001-10, Class PE, 6.50%, 3/16/31	816		953
Series 2001-15, Class ZH, 6.00%, 4/20/31	946		1,083
Series 2001-21, Class PE, 6.50%, 5/16/31	662		776
Series 2001-33, Class PB, 6.50%, 7/20/31	159		184
Series 2001-35, Class AZ, 6.50%, 8/20/31	—	(b)	—	(b)
Series 2001-41, Class PC, 6.50%, 8/20/31	933		977
Series 2002-22, Class GF, 6.50%, 3/20/32	135		159
Series 2002-33, Class ZJ, 6.50%, 5/20/32	379		452
Series 2002-40, Class UK, 6.50%, 6/20/32	588		693
Series 2002-41, Class ZJ, 6.00%, 6/20/32	8,631		9,925
Series 2002-45, Class QE, 6.50%, 6/20/32	243		281
Series 2002-45, Class Z, 6.00%, 6/20/32	6,554		7,536
Series 2002-47, Class PG, 6.50%, 7/16/32	92		109
Series 2002-47, Class ZA, 6.50%, 7/20/32	652		770
Series 2002-65, Class ZB, 6.00%, 9/20/32	8,754		10,065
Series 2005-72, Class H, 11.50%, 11/16/17	95		104
Series 2005-74, Class HB, 7.50%, 9/16/35	65		75
Series 2005-74, Class HC, 7.50%, 9/16/35	240		279
Series 2012-30, Class WB, 7.25% (a), 11/20/39	16,377		19,707
			60,078
Pass-throughs (63.2%):
Government National Mortgage Assoc.
10.50%, 1/15/14 — 12/15/21	790		837
8.50%, 3/15/15 — 2/15/32	8,983		10,967
7.00%, 4/15/16 — 12/20/38	169,879		206,045
11.50%, 4/15/16 — 9/15/20	184		195
9.00%, 7/20/16 — 6/15/30	3,399		3,829
8.75%, 3/20/17	15		16
8.00%, 5/15/17 — 4/15/38	66,624		83,078
9.50%, 7/15/17 — 7/15/25	3,024		3,404
5.50%, 2/15/18 — 11/15/33	7,691		8,640
8.85%, 5/15/18 — 12/15/18	467		533
5.00%, 7/15/18 — 11/15/39	32,956		37,178
11.00%, 12/15/18	62		66
7.49%, 11/15/19 — 9/15/25	5,371		6,201
8.15%, 12/15/19	26		26
10.00%, 12/15/19 — 2/15/26	18,326		21,809
8.25%, 4/20/20 — 1/15/30	84		86
7.95%, 7/20/20	169		182
7.75%, 8/20/20 — 1/20/21	3,943		4,552
8.38%, 10/15/20	725		785
7.65%, 10/20/21 — 7/20/22	237		256
7.29%, 12/20/21 — 2/20/22	135		158
7.50%, 2/15/22 — 1/15/37	98,737		120,176
7.60%, 2/20/22	115		133
7.89%, 10/20/22	618		668
7.13%, 3/15/23 — 7/15/25	6,425		7,754
6.00%, 9/20/23 — 6/15/40	66,606		76,723
6.50%, 12/15/23 — 1/20/39	285,470		337,806
6.13%, 9/15/27	3,586		4,065
5.90%, 12/15/28	8,782		9,973

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
6.45%, 11/15/31	$9,303	$10,905
		957,046
		1,017,124
Total Government National Mortgage Association (Cost $1,144,511)		1,166,754

U.S. Treasury Obligations (22.2%)
U.S. Treasury Bills, 0.07% (c), 9/27/12	16,660	16,658
U.S. Treasury Bonds
8.75%, 5/15/17	130,937	181,460
8.88%, 8/15/17	84,113	118,573
9.13%, 5/15/18	13,220	19,508
Total U.S. Treasury Obligations (Cost $334,337)		336,199

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (d)	161,035	161
Total Investment Companies (Cost $161)		161

Total Investments (Cost $1,479,009) — 99.3%		1,503,114

Other assets in excess of liabilities — 0.7%		9,951

NET ASSETS — 100.0%		$1,513,065

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/12.

(b)	Rounds to less than $1.

(c)	Rate represents the effective yield at purchase.

(d)	Rate disclosed is the daily yield on 7/31/12.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.5%)
Australia (3.5%):
Financials (1.2%):
Australia & New Zealand Banking Group Ltd.	3,343	$82

Materials (2.3%):
BHP Billiton Ltd.	4,966	165
		247
Austria (0.8%):
Industrials (0.8%):
Andritz AG	1,041	57

Brazil (2.4%):
Financials (1.4%):
Itau Unibanco Holding SA, Preferred ADR	2,945	46
Banco do Estado do Rio Grande do Sul SA, Class B	6,767	54
		100
Materials (0.4%):
Vale SA, Sponsored ADR	1,630	30

Utilities (0.6%):
AES Tiete SA, Preferred	2,900	41
		171
Canada (2.1%):
Consumer Discretionary (0.6%):
Canadian Tire Corp. Ltd.	588	39

Financials (0.8%):
Bank of Nova Scotia	1,069	56

Materials (0.7%):
Agrium, Inc.	535	51
		146
Cayman Islands (1.6%):
Consumer Staples (0.8%):
Herbalife Ltd.	1,063	58

Information Technology (0.8%):
Tencent Holdings Ltd.	1,800	54
		112
Colombia (0.5%):
Financials (0.5%):
Bancolombia SA, Sponsored ADR	541	33

Denmark (3.0%):
Health Care (3.0%):
Novo Nordisk A/S, Class B	1,366	211

Finland (0.9%):
Industrials (0.9%):
Kone Oyj, Class B	997	62

France (1.5%):
Energy (0.9%):
Total SA	1,456	67

Financials (0.6%):
BNP Paribas SA	1,070	40
		107
Germany (3.7%):
Consumer Discretionary (0.4%):
Continental AG	330	30

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (1.0%):
Allianz SE	665	$66

Industrials (0.7%):
MTU Aero Engines Holding AG	684	51

Materials (1.6%):
BASF SE	836	61
Lanxess AG	702	49
		110
		257
Hong Kong (2.4%):
Energy (1.5%):
CNOOC Ltd.	54,000	108

Financials (0.9%):
AIA Group Ltd.	17,400	61
		169
Indonesia (1.0%):
Financials (1.0%):
PT Bank Rakyat	90,000	66

Ireland (Republic of) (0.6%):
Energy (0.6%):
Dragon Oil PLC	4,669	42

Italy (0.6%):
Consumer Discretionary (0.6%):
Prada SpA	5,600	38

Japan (6.9%):
Consumer Discretionary (0.5%):
Daihatsu Motor Co. Ltd.	2,000	33

Consumer Staples (0.7%):
Lawson, Inc.	685	49

Financials (1.8%):
Daito Trust Construction Co. Ltd.	1,322	127

Health Care (1.1%):
Miraca Holdings, Inc.	1,753	75

Industrials (2.1%):
Hitachi Ltd.	25,000	147

Information Technology (0.7%):
ITOCHU Techno-Solutions Corp.	1,000	52
		483
Jersey (1.4%):
Energy (1.4%):
Petrofac Ltd.	4,283	99

Netherlands (1.2%):
Financials (0.5%):
ING Groep NV (b)	5,378	35

Materials (0.7%):
LyondellBasell Industries NV, Class A	1,015	45
		80
Republic of Korea (South) (2.3%):
Consumer Discretionary (1.1%):
Kia Motors Corp.	1,175	80

Information Technology (1.2%):
Samsung Electronics Co. Ltd.	72	83
		163

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Singapore (0.6%):
Information Technology (0.6%):
Avago Technologies Ltd.	1,083	$40

Sweden (3.5%):
Consumer Discretionary (0.7%):
Electrolux AB, Series B	2,153	48

Consumer Staples (0.9%):
Swedish Match AB	1,560	66

Financials (1.2%):
Svenska Handelsbanken AB, A Shares	2,452	85

Telecommunication Services (0.7%):
Tele2 AB, B Shares	2,843	47
		246
Switzerland (2.9%):
Consumer Staples (1.3%):
Nestle SA	1,449	89

Financials (1.6%):
Zurich Financial Services AG	506	112
		201
Thailand (0.4%):
Consumer Discretionary (0.4%):
CP ALL Public Co. Ltd.	25,000	26

United Kingdom (9.1%):
Consumer Discretionary (1.4%):
Compass Group PLC	9,236	99

Consumer Staples (0.7%):
British American Tobacco PLC	890	47

Financials (1.7%):
Prudential PLC	6,022	72
Standard Chartered PLC	2,101	48
		120
Industrials (3.4%):
Aggreko PLC	1,457	47
AMEC PLC	3,452	60
Intertek Group PLC	1,524	65
Rolls-Royce Holdings PLC	4,935	65
		237
Information Technology (0.8%):
ARM Holdings PLC	6,685	58

Telecommunication Services (1.1%):
Vodafone Group PLC	27,089	77
		638
United States (45.6%):
Consumer Discretionary (13.6%):
Advance Auto Parts, Inc.	653	46
Coach, Inc.	1,081	53
Dollar Tree, Inc. (b)	1,240	62
Expedia, Inc.	1,016	58
Kayak Software Corp. (b)	738	25
Limited Brands, Inc.	1,417	67
Marriott International, Inc., Class A	1,933	70
McDonald’s Corp.	890	80
PetSmart, Inc.	509	34
Priceline.com, Inc. (b)	63	42

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Target Corp.	1,055	$64
The Home Depot, Inc.	1,528	80
TJX Cos., Inc.	956	42
Tractor Supply Co.	358	33
TripAdvisor, Inc. (b)	1,152	43
Viacom, Inc., Class B	1,072	50
Yum! Brands, Inc.	1,548	100
		949
Consumer Staples (4.5%):
Philip Morris International, Inc.	1,858	170
The Kroger Co.	3,305	73
Wal-Mart Stores, Inc.	933	70
		313
Energy (4.4%):
Apache Corp.	747	64
Chevron Corp.	1,371	150
Exxon Mobil Corp.	1,076	94
		308
Financials (5.2%):
Comerica, Inc.	2,525	76
Discover Financial Services	1,913	69
Fifth Third Bancorp	4,969	69
Huntington Bancshares, Inc.	6,987	44
PNC Financial Services Group, Inc.	800	47
U.S. Bancorp	1,773	59
		364
Health Care (5.5%):
Express Scripts Holding Co. (b)	2,028	117
Laboratory Corp. of America Holdings (b)	677	57
McKesson Corp.	685	62
Perrigo Co.	611	70
UnitedHealth Group, Inc.	1,620	83
		389
Industrials (1.7%):
MRC Global, Inc. (b)	1,900	44
United Parcel Service, Inc., Class B	963	73
		117
Information Technology (9.7%):
Adobe Systems, Inc. (b)	1,556	48
Apple, Inc. (b)	343	209
International Business Machines Corp.	698	137
MasterCard, Inc., Class A	162	71
Oracle Corp.	1,818	55
Teradata Corp. (b)	1,581	107
Vantiv, Inc., Class A (b)	2,287	51
		678
Materials (1.0%):
CF Industries Holdings, Inc.	348	68

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
		$3,186
Total Common Stocks (Cost $5,968)		6,880

Total Investments (Cost $5,968) — 99.1%		6,880

Other assets in excess of liabilities — 0.9%		105

NET ASSETS — 100.0%		$6,985

(a)          All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Colombia and Singapore, were fair valued at July 31, 2012.

(b)         Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.3%)
Australia (6.7%):
Financials (3.7%):
Australia & New Zealand Banking Group Ltd.	91,584	$2,252

Materials (3.0%):
BHP Billiton Ltd.	41,454	1,376
Rio Tinto Ltd.	9,049	500
		1,876
		4,128
Austria (1.1%):
Industrials (1.1%):
Andritz AG	11,990	654

Brazil (3.3%):
Financials (1.8%):
Banco do Estado do Rio Grande do Sul SA, Class B	61,000	484
Itau Unibanco Holding SA, Preferred ADR	37,708	596
		1,080
Materials (0.8%):
Vale SA, Sponsored ADR	28,703	518

Utilities (0.7%):
AES Tiete SA, Preferred	29,500	418
		2,016
Canada (4.2%):
Consumer Discretionary (0.9%):
Canadian Tire Corp. Ltd.	7,945	526

Financials (2.3%):
Bank of Nova Scotia	16,171	844
National Bank of Canada	8,008	597
		1,441
Materials (1.0%):
Agrium, Inc.	6,270	595
		2,562
Cayman Islands (1.6%):
Consumer Staples (0.4%):
Herbalife Ltd.	5,195	285

Information Technology (1.2%):
Tencent Holdings Ltd.	24,200	719
		1,004
China (1.0%):
Financials (1.0%):
Industrial & Commercial Bank of China Ltd., Class H	1,097,000	626

Colombia (0.6%):
Financials (0.6%):
Bancolombia SA, Sponsored ADR	6,418	397

Denmark (4.3%):
Health Care (4.3%):
Novo Nordisk A/S, Class B	16,948	2,619

Finland (2.1%):
Consumer Discretionary (0.2%):
Nokian Renkaat Oyj	3,949	156

Financials (0.7%):
Sampo Oyj	15,391	406

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.2%):
Kone Oyj, Class B	11,912	$737
		1,299
France (3.1%):
Energy (2.3%):
Total SA	30,592	1,408

Financials (0.8%):
BNP Paribas SA	14,364	531
		1,939
Germany (4.7%):
Consumer Discretionary (0.8%):
Bayerische Motoren Werke AG	2,365	176
Continental AG	3,131	283
		459
Financials (1.5%):
Allianz SE	9,386	933

Industrials (0.7%):
MTU Aero Engines Holding AG	5,675	426

Materials (1.7%):
BASF SE	10,205	744
Lanxess AG	4,339	301
		1,045
		2,863
Hong Kong (3.5%):
Energy (2.0%):
CNOOC Ltd.	618,000	1,242

Financials (1.5%):
AIA Group Ltd.	259,000	906
		2,148
Indonesia (0.9%):
Financials (0.9%):
PT Bank Rakyat	784,000	576

Ireland (Republic of) (0.6%):
Energy (0.6%):
Dragon Oil PLC	42,451	379

Italy (1.0%):
Consumer Discretionary (1.0%):
Prada SpA	92,100	632

Japan (13.7%):
Consumer Discretionary (1.6%):
Daihatsu Motor Co. Ltd.	37,000	617
Nissan Motor Co. Ltd.	40,600	381
		998
Consumer Staples (0.9%):
Lawson, Inc.	7,477	538

Financials (3.1%):
Daito Trust Construction Co. Ltd.	19,600	1,888

Health Care (1.4%):
Miraca Holdings, Inc.	20,998	892

Industrials (5.4%):
Hitachi Ltd.	272,000	1,599
ITOCHU Corp.	52,600	544
JGC Corp.	12,000	367

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Komatsu Ltd.	17,500	$387
Mitsubishi Corp.	22,200	439
		3,336
Information Technology (1.3%):
ITOCHU Techno-Solutions Corp.	15,200	785
		8,437
Jersey (2.1%):
Energy (2.1%):
Petrofac Ltd.	56,926	1,322

Netherlands (1.7%):
Financials (0.8%):
ING Groep NV (b)	80,504	526

Materials (0.9%):
LyondellBasell Industries NV, Class A	12,351	550
		1,076
Norway (1.5%):
Energy (0.7%):
Aker Solutions ASA	28,703	419

Materials (0.8%):
Yara International ASA	10,281	484
		903
Republic of Korea (South) (3.5%):
Consumer Discretionary (1.3%):
Kia Motors Corp.	11,560	793

Information Technology (2.2%):
Samsung Electronics Co. Ltd.	1,179	1,354
		2,147
Sweden (5.4%):
Consumer Discretionary (1.1%):
Electrolux AB, Series B	30,254	682

Consumer Staples (0.9%):
Swedish Match AB	13,772	580

Financials (2.3%):
Nordea Bank AB	48,379	448
Svenska Handelsbanken AB, A Shares	27,295	944
		1,392
Telecommunication Services (1.1%):
Tele2 AB, B Shares	39,419	651
		3,305
Switzerland (5.8%):
Consumer Staples (2.6%):
Nestle SA	25,786	1,585

Financials (3.2%):
Partners Group Holding AG	4,261	778
Zurich Financial Services AG	5,503	1,222
		2,000
		3,585
Thailand (0.7%):
Consumer Discretionary (0.7%):
CP ALL Public Co. Ltd.	433,200	455

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
United Kingdom (17.6%):
Consumer Discretionary (2.5%):
British Sky Broadcasting Group PLC	28,544	$319
Compass Group PLC	111,342	1,191
		1,510
Consumer Staples (1.4%):
British American Tobacco PLC	15,822	840

Energy (2.8%):
BP PLC	116,537	772
Royal Dutch Shell PLC	28,922	982
		1,754
Financials (2.7%):
Prudential PLC	85,449	1,014
Standard Chartered PLC	28,021	639
		1,653
Industrials (4.6%):
Aggreko PLC	20,573	657
AMEC PLC	53,585	933
Intertek Group PLC	15,458	660
Rolls-Royce Holdings PLC	44,824	594
		2,844
Information Technology (1.4%):
ARM Holdings PLC	70,934	610
Spectris PLC	11,307	273
		883
Telecommunication Services (2.2%):
Vodafone Group PLC	471,186	1,346
		10,830
United States (5.6%):
Consumer Discretionary (2.7%):
Autoliv, Inc.	6,849	388
Expedia, Inc.	11,794	672
Priceline.com, Inc. (b)	438	290
TripAdvisor, Inc. (b)	7,865	294
		1,644
Consumer Staples (2.0%):
Philip Morris International, Inc.	13,365	1,222

Health Care (0.9%):
Perrigo Co.	4,869	555
		3,421
Total Common Stocks (Cost $51,973)		59,323

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Exchange-Traded Funds (1.1%)
United States (1.1%):
Vanguard MSCI Emerging Markets Fund	17,672	$708
Total Exchange-Traded Funds (Cost $715)		708

Total Investments (Cost $52,688) — 99.0%		60,031

Other assets in excess of liabilities — 1.0%		1,548

NET ASSETS — 100.0%		$61,579

(a)          All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Colombia, were fair valued at July 31, 2012.

(b)         Non-income producing security.

ADR — American Depositary Receipt

PLC —  Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.1%)
Australia (6.6%):
Financials (3.9%):
Australia & New Zealand Banking Group Ltd.	98,566	$2,424

Materials (2.7%):
BHP Billiton Ltd.	49,226	1,634
		4,058
Austria (1.6%):
Industrials (1.6%):
Andritz AG	17,998	982

Brazil (3.4%):
Financials (1.9%):
Itau Unibanco Holding SA, Preferred ADR	72,489	1,146

Materials (1.5%):
Vale SA, Sponsored ADR	51,545	930
		2,076
Canada (3.1%):
Financials (1.6%):
Bank of Nova Scotia	19,234	1,004

Materials (1.5%):
Agrium, Inc.	9,361	889
		1,893
Cayman Islands (2.0%):
Information Technology (2.0%):
Tencent Holdings Ltd.	40,200	1,193

China (1.0%):
Financials (1.0%):
Industrial & Commercial Bank of China Ltd., Class H	1,082,000	617

Denmark (4.6%):
Health Care (4.6%):
Novo Nordisk A/S, Class B	18,069	2,792

Finland (2.1%):
Industrials (2.1%):
Kone Oyj, Class B	21,068	1,303

France (2.1%):
Energy (2.1%):
Total SA	28,118	1,294

Germany (4.5%):
Consumer Discretionary (0.7%):
Continental AG	4,734	428

Financials (1.9%):
Allianz SE	11,539	1,147

Materials (1.9%):
BASF SE	15,991	1,166
		2,741
Hong Kong (4.4%):
Energy (2.5%):
CNOOC Ltd.	774,667	1,557

Financials (1.9%):
AIA Group Ltd.	327,000	1,144
		2,701

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (1.7%):
Financials (1.7%):
PT Bank Rakyat	1,441,500	$1,059

Italy (1.4%):
Consumer Discretionary (1.4%):
Prada SpA	127,800	878

Japan (11.6%):
Consumer Discretionary (1.0%):
Daihatsu Motor Co. Ltd.	38,000	634

Financials (2.9%):
Daito Trust Construction Co. Ltd.	18,500	1,782

Health Care (1.8%):
Miraca Holdings, Inc.	26,265	1,116

Industrials (4.5%):
Hitachi Ltd.	380,000	2,233
Komatsu Ltd.	21,900	485
		2,718
Information Technology (1.4%):
ITOCHU Techno-Solutions Corp.	16,400	847
		7,097
Jersey (2.5%):
Energy (2.5%):
Petrofac Ltd.	65,399	1,519

Netherlands (1.9%):
Materials (1.9%):
LyondellBasell Industries NV, Class A	25,330	1,128

Norway (1.3%):
Materials (1.3%):
Yara International ASA	17,175	809

Republic of Korea (South) (4.6%):
Consumer Discretionary (1.6%):
Kia Motors Corp.	14,590	1,001

Information Technology (3.0%):
Samsung Electronics Co. Ltd.	1,585	1,820
		2,821
Sweden (8.1%):
Consumer Discretionary (2.2%):
Electrolux AB, Series B	59,529	1,341

Consumer Staples (1.6%):
Swedish Match AB	23,549	991

Financials (2.6%):
Svenska Handelsbanken AB, A Shares	45,090	1,560

Telecommunication Services (1.7%):
Tele2 AB, B Shares	62,028	1,024
		4,916
Switzerland (6.2%):
Consumer Staples (2.4%):
Nestle SA	23,640	1,453

Financials (3.8%):
Partners Group Holding AG	5,254	960

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Zurich Financial Services AG	6,273	$1,392
		2,352
		3,805
United Kingdom (18.2%):
Consumer Discretionary (2.6%):
Compass Group PLC	150,399	1,609

Energy (1.7%):
BP PLC	153,442	1,017

Financials (4.0%):
Prudential PLC	133,495	1,584
Standard Chartered PLC	37,885	865
		2,449
Industrials (5.8%):
Aggreko PLC	20,983	670
AMEC PLC	68,574	1,193
Intertek Group PLC	25,681	1,096
Rolls-Royce Holdings PLC	43,723	580
		3,539
Information Technology (1.5%):
ARM Holdings PLC	103,627	892

Telecommunication Services (2.6%):
Vodafone Group PLC	565,206	1,614
		11,120
United States (4.2%):
Consumer Staples (2.6%):
Philip Morris International, Inc.	17,667	1,615

Health Care (1.6%):
Perrigo Co.	8,469	966
		2,581
Total Common Stocks (Cost $52,793)		59,383

Total Investments (Cost $52,793) — 99.0%		59,383

Other assets in excess of liabilities — 1.0%		1,788

NET ASSETS — 100.0%		$61,171

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Netherlands, were fair valued at July 31, 2012.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (75.1%)
Consumer Discretionary (7.9%):
Ford Motor Co., 4.25%, 11/15/16	$87	$117
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	299	313
Interpublic Group of Cos., Inc., Convertible Subordinated Notes, 4.75%, 3/15/23, Callable 3/15/13 @ 100	95	100
Priceline.com, Inc., Convertible Subordinated Notes
1.25%, 3/15/15 (a)	102	226
1.00%, 3/15/18 (a)	319	341
		1,097
Consumer Staples (4.8%):
Archer Daniels, Convertible Subordinated Notes, 0.88%, 2/15/14	360	360
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	197	201
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	99	107
		668
Energy (1.0%):
Pioneer Natural Resources Co., 2.88%, 1/15/38 (b)	94	138

Financials (10.6%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (b)	315	340
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (a)	224	246
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	169	170
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	310	285
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	185	203
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (a)	150	219
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 9/20/36 (b)	10	10
		1,473
Health Care (15.3%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (d)	328	321
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	401	444
Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	111	151
Gilead Sciences, Inc., Convertible Subordinated Notes, Series B, 0.63%, 5/1/13	371	532
Medtronic, Inc., Convertible Subordinated Notes, 1.63%, 4/15/13 (a)	280	282
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (b)	386	412
		2,142
Industrials (9.6%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	242	310
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (d)	239	367
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	132	237
Roper Industries, Inc., Convertible Subordinated Notes, 0.00%, 1/15/34 (b)	118	147
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	139	279
		1,340
Information Technology (19.4%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	428	711
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35 (d)	356	404
3.25%, 8/1/39 (d)	176	233
Lam Research Corp., 1.25%, 5/15/18	295	287
Micron Technology, Inc., Convertible Subordinated Notes, Series D, 3.13%, 5/1/32, Callable 5/4/21 @ 100 (a)	83	77

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (a)	$312	$326
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13	130	151
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (a)	175	184
Xilinx, Inc., Convertible Subordinated Notes
2.63%, 6/15/17	197	253
3.13%, 3/15/37	67	78
		2,704
Materials (5.1%):
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	232	339
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	176	201
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	32	41
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (a)	138	133
		714
Utilities (1.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (e)	124	195

Total Convertible Corporate Bonds (Cost $9,963)		10,471

Convertible Preferred Stocks (22.7%)
Energy (4.9%):
Apache Corp., Series D, 6.00%	7,065	343
NextEra Energy, Inc., 7.00%	4,041	222
PPL Corp., 9.50%	2,165	118
		683
Financials (13.5%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	4,335	239
MetLife, Inc., 5.00%	9,060	568
New York Community Capital Trust V, 6.00%	8,000	387
Wells Fargo & Co., Series L, Class A, 7.50%	592	684
		1,878
Industrials (4.3%):
Stanley Black & Decker I, Inc., 4.75%	1,815	214
United Technologies Corp., 7.50%	7,218	381
		595
Total Convertible Preferred Stocks (Cost $3,213)		3,156

Investment Companies (1.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	251,760	252

Total Investment Companies (Cost $252)		252

Total Investments (Cost $13,428) — 99.6%		13,879

Other assets in excess of liabilities — 0.4%		59

NET ASSETS — 100.0%		$13,938

(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)	Continuously callable with 30 days notice.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/12.

See notes to schedules of investments.

(d)	Continuously callable with 15 days notice.

(e)	Continuously callable with 20 days notice.

(f)	Rate disclosed is the daily yield on 7/31/12.

LLC —	Limited Liability Co.

LP —	Limited Partnership

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (22.9%):
Amazon.com, Inc. (a)	33,400	$7,792
Chipotle Mexican Grill, Inc. (a)	11,800	3,450
Dollar Tree, Inc. (a)	116,775	5,878
Lululemon Athletica, Inc. (a)	82,600	4,665
Priceline.com, Inc. (a)	9,700	6,419
Starbucks Corp.	111,200	5,035
Starwood Hotels & Resorts Worldwide, Inc.	72,550	3,929
Tractor Supply Co.	56,275	5,114
		42,282
Consumer Staples (1.9%):
Mead Johnson Nutrition Co.	46,700	3,407

Energy (8.5%):
Cameron International Corp. (a)	113,900	5,726
Occidental Petroleum Corp.	42,450	3,694
Schlumberger Ltd.	88,500	6,306
		15,726
Financials (3.2%):
Affiliated Managers Group, Inc. (a)	41,350	4,614
The Charles Schwab Corp.	98,150	1,240
		5,854
Health Care (19.4%):
Alexion Pharmaceuticals, Inc. (a)	75,050	7,869
Allergan, Inc.	81,225	6,666
Biogen Idec, Inc. (a)	44,700	6,519
Express Scripts Holding Co. (a)	83,200	4,821
Perrigo Co.	57,475	6,553
Vertex Pharmaceuticals, Inc. (a)	68,200	3,308
		35,736
Industrials (8.0%):
Caterpillar, Inc.	55,250	4,653
Fastenal Co.	63,650	2,744
Union Pacific Corp.	60,800	7,455
		14,852
Information Technology (32.0%):
Apple, Inc. (a)	22,725	13,879
Baidu, Inc., Sponsored ADR (a)	28,000	3,375
Citrix Systems, Inc. (a)	91,650	6,661
Cognizant Technology Solutions Corp., Class A (a)	92,325	5,241
eBay, Inc. (a)	114,350	5,066
EMC Corp. (a)	221,500	5,805
Palo Alto Networks, Inc. (a)	390	22
QUALCOMM, Inc.	116,400	6,947
Red Hat, Inc. (a)	30,200	1,621
Teradata Corp. (a)	57,200	3,868
Visa, Inc., Class A	51,000	6,583
		59,068

See notes to schedules of investments.

Security Description	Shares	Value
Materials (3.6%):
Monsanto Co.	77,000	$6,593

Total Common Stocks (Cost $139,035)		183,518

Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	2,835,130	2,835

Total Investment Companies (Cost $2,835)		2,835

Total Investments (Cost $141,870) — 101.0%		186,353

Liabilities in excess of other assets — (1.0)%		(1,760)

NET ASSETS — 100.0%		$184,593

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 7/31/12.

ADR —	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.9%)
Alabama (1.5%):
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	$450	$492
Phenix City Alabama Public Building Authority Revenue, Municipal Projects, Series A, 3.00%, 4/1/18, AGM	550	583
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty, EMT	565	650
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty	440	494
		2,219
Alaska (1.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,161
Series A, 5.13%, 4/1/19, AGM	500	598
		2,759
Arizona (2.1%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009
Series B, GO, 3.00%, 7/1/20, AGM	250	265
Series B, GO, 4.00%, 7/1/20, AGM	250	283
Maricopa County High School District Number 210, Phoenix School Improvement
Series A, GO, 2.00%, 7/1/18	1,000	1,027
Series A, GO, 3.25%, 7/1/27, Callable 7/1/22 @ 100	250	252
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	545
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	659
		3,031
California (4.7%):
Atwater Public Financing Authority Wastewater Revenue, 5.63%, 5/1/31, Callable 5/1/19 @ 102, AGM	625	701
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, AGM (b)	1,000	1,159
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,093
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	674
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (b)	270	301
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	296
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	690
Hanford Wastewater Revenue, 4.00%, 10/1/32, AGM (a)	200	199
Los Angeles CA, Series A, GO, 5.00%, 9/1/19, Prerefunded 9/1/14 @ 100, NATL-RE	100	110
New Haven Unified School District, GO, 4.00%, 8/1/30, Callable 10/1/22 @ 100, AGM	250	257
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,304
		6,784
Colorado (0.6%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	394
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	544
		938

See notes to schedules of investments.

Security Description	Principal Amount	Value
Connecticut (1.6%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	$2,000	$2,316

Florida (11.5%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,534
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,311
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,716
Tampa Health System Revenue, Baycare Health System, Inc., Series A, 4.00%, 11/15/33, Callable 5/15/22 @ 100	1,000	1,014
		16,575
Georgia (5.2%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM	2,500	2,725
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,648
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	3,024
Paulding County Hospital Authority Revenue, Series A, 4.00%, 4/1/36, County Guaranty (a)	75	77
		7,474
Illinois (0.4%):
Kane County Community Unit School District Number 101 Batavia, School Building, GO, 5.50%, 1/1/19, AGM (b)	500	569

Indiana (4.7%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (b)	1,000	1,111
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	288
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,140
Hamilton Southeastern Consolidated School Building Corp. Revenue, First Mortgage, Series B-2, 3.13%, 1/15/26, State Aid Withholding (a)	325	326
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,702
MSD Warren Township Vision 2005 School Building Corp. Revenue, First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,185
		6,752
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	500	553

Maryland (4.3%):
Baltimore County Maryland, GO, 5.00%, 2/1/19	5,000	6,230

Massachusetts (0.2%):
Massachusetts State School Building Authority Sales Tax Revenue, Series A, 5.00%, 8/15/22, Prerefunded 8/15/15 @ 100, AGM	250	284

Michigan (1.1%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (b)	200	226
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,418
		1,644

See notes to schedules of investments.

Security Description	Principal Amount	Value
Minnesota (1.3%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	$555	$657
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	367
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, AGM/Student Credit Program (b)	800	879
		1,903
Nevada (1.3%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,889

New Jersey (1.0%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,479

New York (3.1%):
Beekmantown Central School District, GO, 2.00%, 6/15/19, AGM/State Aid Withholding	535	536
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	1,000
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,480
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,389
		4,405
North Carolina (0.9%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,282

Ohio (9.7%):
Columbus Ohio
Series A, GO, 3.25%, 2/15/32, Callable 8/15/22 @ 100 (a)	4,000	4,017
Series B, GO, 3.00%, 7/1/19 (c)	2,800	3,124
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System, 4.00%, 1/1/39	1,000	1,006
Ohio State, Common Schools
Series A, 5.00%, 6/15/23 (b)	500	543
Series B, GO, 5.00%, 3/15/22 (b)	5,000	5,382
		14,072
Pennsylvania (6.0%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	567
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	555
Greater Johnstown School District, Series A, GO, 3.00%, 8/1/20, AGM/State Aid Withholding	1,190	1,253
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,112
Pennsylvania State, Second Series, GO, 5.00%, 6/1/22, Callable 6/1/14 @ 100, AGM	1,000	1,085
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,111
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100 (c)	100	111
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,842
		8,636
Texas (21.0%):
Clear Creek Independent School District, Series A, GO, 5.00%, 2/15/21, PSF-GTD	1,000	1,257

See notes to schedules of investments.

Security Description	Principal Amount	Value
Comal Independent School District, School Building, GO, 5.00%, 2/1/31, PSF-GTD (b)	$4,000	$4,236
Cypress-Fairbanks Independent School District
GO, 5.00%, 2/15/18, PSF-GTD	2,500	3,051
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,414
Denver City Independent School District, GO, 2.00%, 2/15/16, PSF-GTD (b)(d)	580	586
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,129
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	1,056
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,864
Garland Independent School District
GO, 5.00%, 2/15/24, PSF-GTD (b)	100	110
Series A, GO, 3.00%, 2/15/20, PSF-GTD (b)	550	559
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,509
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,624
Harris County Revenue, Senior Lien Toll Road, 5.00%, 8/15/30, AGM (b)	250	251
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,575
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	849
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	821
North East Independent School District, School Building, GO, 2.50%, 8/1/24, PSF-GTD (a)(d)	1,500	1,504
Northside Independent School District, School Building, GO, 3.63%, 8/15/42, PSF-GTD (b)(d)	1,000	1,008
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,832
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,115
		30,350
Washington (12.4%):
King County, GO, 5.00%, 1/1/19, Callable 1/1/25 @ 100, NATL-RE/FGIC	500	555
King County School District Number 403 Renton, GO, 5.00%, 12/1/20, Callable 12/1/13 @ 100, AGM/School Building Guaranty	5,000	5,298
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,304
Washington State
Series A, GO, 5.00%, 7/1/25, AGM (b)	125	139
Series D, GO, 5.00%, 1/1/22, Callable 1/1/15 @ 100, AGM	1,500	1,666
Series D, GO, 5.00%, 1/1/29, Prerefunded 1/1/15 @ 100, AGM	285	317
Series E, GO, 5.00%, 1/1/28, Prerefunded 1/1/15 @ 100, NATL-RE	230	256
Series R-2012C, GO, 4.00%, 7/1/21	3,000	3,540
Washington State, Motor Vehicle Tax-Senior 520 Corridor Program, Series C, GO, 5.00%, 6/1/19	2,395	2,961

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Yakima County School District Number 119 Selah, GO, 4.00%, 12/1/36, School Building Guaranty (a)	$775	$806
		17,842
Total Municipal Bonds (Cost $130,848)		139,986

Investment Companies (4.1%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03% (e)	5,865,310	5,865

Total Investment Companies (Cost $5,865)		5,865

Total Investments (Cost $136,713) — 101.0%		145,851

Liabilities in excess of other assets — (1.0)%		(1,511)

NET ASSETS — 100.0%		$144,340

(a)	Continuously callable with 15 days notice.

(b)	Continuously callable with 30 days notice.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)	Security purchased on a when-issued basis.

(e)	Rate disclosed is the daily yield on 7/31/12.

AGM —	Insured by Assured Guaranty Municipal Corporation

EMT—	Escrowed to Maturity

FGIC —	Insured by Financial Guaranty Insurance Company

GO —	General Obligation

NATL-RE —	Insured by National Reinsurance Corporation

PSF-GTD —	Permanent School Fund Guaranteed

Q-SBLF —	Qualified-School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.8%)
General Obligations (54.3%):
County, City & Special District (18.0%):
Akron, 2.25%, 12/1/19	$1,120	$1,161
Cincinnati, Series A, 3.00%, 12/1/17	105	116
Cleveland, 5.75%, 8/1/12, MBIA	375	375
Columbus, Series A, 5.00%, 6/1/19	4,000	4,983
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	616
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,291
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	833
Strongsville
2.25%, 12/1/18	350	372
4.00%, 12/1/19	500	588
Summit County
Series R, 5.50%, 12/1/13, FGIC	250	267
Series R, 5.50%, 12/1/16, FGIC	535	642
Series R, 5.50%, 12/1/17, FGIC	930	1,148
Series R, 5.50%, 12/1/18, FGIC	1,095	1,374
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,434
Warren County Special Assessment, 6.55%, 12/1/14	290	306
		15,506
Hospitals, Nursing Homes & Health Care (1.3%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,138

Public Facilities (Convention, Sport, Public Buildings) (0.7%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	635

Public Improvements (5.8%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	216
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	416
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	573
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,350
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	465
		5,020
Schools & Educational Services (27.4%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program	1,000	1,068
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,268
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,379
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,759
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	935
Cleveland Municipal School District, 5.25%, 12/1/17, AGM/Student Credit Program (a)	1,395	1,511
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,038
4.75% (b), 12/1/21, AGM	1,455	1,153
4.95% (b), 12/1/23, AGM	1,455	1,061
Fairfield City School District, 7.45%, 12/1/14, FGIC	600	650
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	736
Kenston Local School District, School Improvement
5.00%, 12/1/19	575	704
3.25%, 12/1/25, Callable 12/1/20 @ 100	160	166
3.50%, 12/1/26, Callable 12/1/20 @ 100	125	131
Lima City School District, 6.00%, 12/1/22, AMBAC (a)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,281

See notes to schedules of investments.

Security Description	Principal Amount	Value
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	$605	$614
Maumee City School District, School Facilities Construction & Improvement, 5.00%, 12/1/18, Callable 12/1/13 @ 100, AGM	500	527
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	417
Ohio Schools
Series C, 5.00%, 3/15/19 (a)	1,000	1,053
Series C, 5.00%, 9/15/19	1,500	1,858
Ohio State, Common Schools, Series A, 5.00%, 6/15/23 (a)	1,500	1,631
Sheffield-Sheffield Lake City School District, School Improvement, 4.50%, 12/1/41 (a)	500	531
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,080
Sylvania City School District, School Improvement, 4.00% (b), 12/1/17, Insured by Assured Guaranty	1,040	953
		23,534
Utilities (Sewers, Telephone, Electric) (1.1%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	160	178
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	638
Mason County, Sewer Systems, 2.00%, 12/1/21	120	121
		937
		46,770
Revenue Bonds (42.5%):
Hospitals, Nursing Homes & Health Care (13.9%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	446
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,371
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,872
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,636
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,467
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System, 4.00%, 1/1/39	2,500	2,515
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	563
State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,125
		11,995
Housing (3.8%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,265

Public Facilities (Convention, Sport, Public Buildings) (1.3%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,105

Schools & Educational Services (20.9%):
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	654
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	1,260	1,426
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	1,000	1,096
Miami University
2.00%, 9/1/15	650	670
2.25%, 9/1/16	1,000	1,054
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	600	676

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/13	$250	$262
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	440
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	350
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	670
State University General Receipts, 5.00%, 12/1/17, Callable 6/1/14 @ 100, NATL-RE	1,550	1,682
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,209
University of Toledo General Receipts Bonds
4.00%, 6/1/20	200	223
Series A, 3.50%, 6/1/16	2,260	2,450
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	815
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,282
4.00%, 12/15/16, Insured by Assured Guaranty	500	562
4.13%, 12/15/17, Insured by Assured Guaranty	435	499
4.38%, 12/15/18, Insured by Assured Guaranty	685	798
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,146
		17,964
Utilities-Water (2.6%):
Hamilton Wastewater System Revenue
3.00%, 10/1/19, AGM	530	577
4.50%, 10/1/31, AGM (a)	200	213
Mahoning Valley Sanitary District Water Revenue, 2.00%, 12/1/13, Insured by Assured Guaranty	345	352
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	661
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	440
		2,243
		36,572
Total Municipal Bonds (Cost $76,232)		83,342

Investment Companies (2.5%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.02% (c)	2,143,975	2,144

Total Investment Companies (Cost $2,144)		2,144

Total Investments (Cost $78,376) — 99.3%		85,486

Other assets in excess of liabilities — 0.7%		560

NET ASSETS — 100.0%		$86,046

(a)	Continuously callable with 30 days notice.

(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the daily yield on 7/31/12.

AGC-ICC —	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM —	Insured by Assured Guaranty Municipal Corporation

AMBAC —	Insured by American Municipal Bond Assurance Corporation

FGIC —	Insured by Financial Guaranty Insurance Company

MBIA —	Insured by Municipal Bond Insurance Association

NATL-RE —	Insured by National Reinsurance Corporation

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.3%)
Consumer Discretionary (11.2%):
Brunswick Corp.	483,000	$10,621
Cato Corp., Class A	189,000	5,292
Group 1 Automotive, Inc.	227,000	12,201
Jack in the Box, Inc. (a)	511,000	13,792
Maidenform Brands, Inc. (a)	520,600	10,974
Rent-A-Center, Inc.	308,000	10,952
Rush Enterprises, Inc., Class A (a)	859,000	13,873
Skechers USA, Inc., Class A (a)	517,000	10,309
Steiner Leisure Ltd. (a)	321,000	13,386
The Cheesecake Factory, Inc. (a)	407,000	13,643
Wolverine World Wide, Inc.	141,955	6,307
		121,350
Consumer Staples (4.3%):
Casey’s General Stores, Inc.	105,000	6,240
Flowers Foods, Inc.	293,000	6,261
Harris Teeter Supermarkets, Inc.	316,000	13,064
Lancaster Colony Corp.	152,000	10,532
Snyders-Lance, Inc.	463,000	10,848
		46,945
Energy (5.4%):
Berry Petroleum Co., Class A	320,000	12,166
C&J Energy Services, Inc. (a)	508,000	9,540
Cloud Peak Energy, Inc. (a)	598,000	9,897
Contango Oil & Gas Co. (a)	129,000	7,643
PetroQuest Energy, Inc. (a)	1,199,000	6,607
Superior Energy Services, Inc. (a)	379,000	8,213
Tesco Corp. (a)	407,823	4,727
		58,793
Financials (18.1%):
Alterra Capital Holdings Ltd.	587,000	13,659
American Financial Group, Inc.	229,000	8,636
Arthur J. Gallagher & Co.	225,000	7,983
Brown & Brown, Inc.	469,000	11,838
First American Financial Corp.	460,000	8,427
Healthcare Realty Trust, Inc.	391,000	9,603
Highwoods Properties, Inc.	429,000	14,530
Home BancShares, Inc.	344,000	10,372
IBERIABANK Corp.	226,750	10,619
Independent Bank Corp.	406,100	12,065
Infinity Property & Casualty Corp.	208,000	12,024
LaSalle Hotel Properties	364,200	9,564
PacWest Bancorp	427,000	9,783
Primerica, Inc.	375,967	10,290
Prosperity Bancshares, Inc.	381,000	15,457
PS Business Parks, Inc.	193,000	13,049
RLI Corp.	111,000	7,149
Selective Insurance Group, Inc.	683,375	11,795
		196,843
Health Care (6.9%):
Charles River Laboratories International, Inc. (a)	391,200	13,313
CONMED Corp.	389,300	10,682
Haemonetics Corp. (a)	174,000	12,512
Owens & Minor, Inc.	469,000	13,231
STERIS Corp.	433,600	13,064
VCA Antech, Inc. (a)	649,000	11,812
		74,614

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (20.0%):
American Science & Engineering, Inc.	121,800	$6,947
Astec Industries, Inc. (a)	403,000	11,768
AZZ, Inc.	166,000	5,098
Barnes Group, Inc.	310,000	7,397
Beacon Roofing Supply, Inc. (a)	270,000	7,158
Brady Corp., Class A	358,000	9,498
Carlisle Cos., Inc.	292,484	14,767
Celadon Group, Inc.	536,396	8,008
Commercial Vehicle Group, Inc. (a)	482,300	3,719
EMCOR Group, Inc.	701,000	18,457
Forward Air Corp.	114,000	3,814
GATX Corp.	336,000	14,135
Granite Construction, Inc.	418,000	10,826
Heidrick & Struggles International, Inc.	269,000	3,599
John Bean Technologies Corp.	589,000	8,629
Kennametal, Inc.	378,000	13,948
Kforce, Inc. (a)	512,606	5,931
Korn/Ferry International (a)	587,000	7,725
Lincoln Electric Holdings, Inc.	159,000	6,341
LMI Aerospace, Inc. (a)	419,956	7,572
Mueller Industries, Inc.	195,000	8,313
Quanex Building Products Corp.	500,000	8,450
Sterling Constructioin Co., Inc. (a)	364,000	3,615
Tetra Tech, Inc. (a)	333,000	8,561
Viad Corp.	384,225	6,659
Woodward, Inc.	184,000	6,177
		217,112
Information Technology (16.3%):
Arris Group, Inc. (a)	668,000	8,477
Anixter International, Inc.	279,000	15,878
Benchmark Electronics, Inc. (a)	681,000	10,733
CACI International, Inc., Class A (a)	141,000	7,959
Diebold, Inc.	437,000	14,137
Fairchild Semiconductor International, Inc. (a)	917,571	12,718
Microsemi Corp. (a)	762,000	14,752
MKS Instruments, Inc.	515,049	13,597
MTS Systems Corp.	253,589	11,024
QLogic Corp. (a)	741,000	8,551
Quest Software, Inc. (a)	294,000	8,214
ScanSource, Inc. (a)	341,000	9,845
Synaptics, Inc. (a)	467,000	12,319
Tech Data Corp. (a)	206,000	10,321
Websense, Inc. (a)	524,000	7,865
West Pharmaceutical Services, Inc.	224,550	11,178
		177,568
Materials (7.9%):
A. Schulman, Inc.	494,000	10,799
H.B. Fuller Co.	451,000	13,178
Olin Corp.	526,464	10,656
OM Group, Inc. (a)	324,000	5,087
Sensient Technologies Corp.	401,000	14,215
Silgan Holdings, Inc.	290,000	11,951
Texas Industries, Inc.	153,000	6,391
Worthington Industries, Inc.	644,000	13,975
		86,252
Utilities (3.2%):
ALLETE, Inc.	255,000	10,572
Cleco Corp.	98,000	4,289
Northwest Natural Gas Co.	239,000	11,637

See notes to schedules of investments.

Security Description	Shares	Value
NorthWestern Corp.	226,000	$8,346
		34,844
Total Common Stocks (Cost $928,484)		1,014,321

Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value Index Fund, 0.45%	195,000	13,554
Total Exchange-Traded Funds (Cost $13,995)		13,554

Investment Companies (7.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	83,718,822	83,719
Total Investment Companies (Cost $83,719)		83,719

Total Investments (Cost $1,026,198) — 102.2%		1,111,594

Liabilities in excess of other assets — (2.2)%		(23,947)

NET ASSETS — 100.0%		$1,087,647

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 7/31/12.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Consumer Discretionary (18.0%):
BorgWarner, Inc. (a)	92,900	$6,234
Dick’s Sporting Goods, Inc.	133,000	6,533
Discovery Communications, Inc., Class A (a)	193,200	9,782
Dunkin’ Brands Group, Inc.	128,800	3,900
Lennar Corp., Class A	181,300	5,296
LKQ Corp. (a)	198,200	7,002
MGM Resorts International (a)	292,800	2,787
Nordstrom, Inc.	159,800	8,652
Penn National Gaming, Inc. (a)	145,300	5,655
Starwood Hotels & Resorts Worldwide, Inc.	104,450	5,656
Tiffany & Co.	94,450	5,188
		66,685
Consumer Staples (6.3%):
Church & Dwight Co., Inc.	89,500	5,156
Dr Pepper Snapple Group, Inc.	190,300	8,674
J.M. Smucker Co.	125,950	9,673
		23,503
Energy (8.3%):
Cameron International Corp. (a)	120,400	6,053
Concho Resources, Inc. (a)	88,900	7,579
Noble Corp.	191,100	7,071
Oceaneering International, Inc.	154,100	7,965
Range Resources Corp.	33,200	2,078
		30,746
Financials (18.1%):
Affiliated Managers Group, Inc. (a)	56,100	6,260
Arch Capital Group Ltd. (a)	235,600	9,141
Brown & Brown, Inc.	221,600	5,593
Digital Realty Trust, Inc.	143,800	11,227
Essex Property Trust, Inc.	54,200	8,529
Fifth Third Bancorp	745,400	10,301
SL Green Realty Corp.	90,250	7,107
TD AMERITRADE Holding Corp.	122,500	1,950
W.R. Berkley Corp.	189,700	6,949
		67,057
Health Care (10.5%):
AmerisourceBergen Corp.	214,200	8,504
Cerner Corp. (a)	79,200	5,854
DENTSPLY International, Inc.	211,300	7,679
Teleflex, Inc.	86,600	5,520
The Cooper Cos., Inc.	110,550	8,320
Waters Corp. (a)	37,600	2,913
		38,790
Industrials (12.5%):
AMETEK, Inc.	389,850	12,085
Graco, Inc.	62,700	2,877
J. B. Hunt Transport Services, Inc.	116,400	6,404
MasTec, Inc. (a)	318,900	5,090
MSC Industrial Direct Co., Inc., Class A	114,900	7,897
Spirit AeroSystems Holdings, Inc., Class A (a)	350,200	8,230
SPX Corp.	61,800	3,752
		46,335
Information Technology (12.0%):
Altera Corp.	175,300	6,214
Arrow Electronics, Inc. (a)	207,000	6,986
Autodesk, Inc. (a)	152,400	5,170

See notes to schedules of investments.

Security Description	Shares	Value
Cavium, Inc. (a)	40,500	$1,094
Citrix Systems, Inc. (a)	108,900	7,915
Nuance Communications, Inc. (a)	325,800	6,630
NVIDIA Corp. (a)	155,100	2,100
Semtech Corp. (a)	181,300	4,331
TIBCO Software, Inc. (a)	144,800	4,068
		44,508
Materials (7.7%):
Albemarle Corp.	102,400	5,962
Allegheny Technologies, Inc.	94,300	2,832
Crown Holdings, Inc. (a)	201,650	7,239
FMC Corp.	147,050	8,044
International Flavors & Fragrances, Inc.	82,100	4,576
		28,653
Utilities (5.8%):
American Water Works Co., Inc.	277,000	10,041
Wisconsin Energy Corp.	139,700	5,691
Xcel Energy, Inc.	193,700	5,676
		21,408
Total Common Stocks (Cost $355,446)		367,685

Investment Companies (3.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	11,521,718	11,522
Total Investment Companies (Cost $11,522)		11,522

Total Investments (Cost $366,968) — 102.3%		379,207

Liabilities in excess of other assets — (2.3)%		(8,510)

NET ASSETS — 100.0%		$370,697

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 7/31/12.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.1%)
Consumer Discretionary (10.4%):
Abercrombie & Fitch Co., Class A	238	$8
Amazon.com, Inc. (a)	1,039	242
Apollo Group, Inc. (a)	285	8
AutoNation, Inc. (a)	120	5
AutoZone, Inc. (a)	77	29
Bed Bath & Beyond, Inc. (a)	670	41
Best Buy Co., Inc.	799	14
Big Lots, Inc. (a)	184	7
BorgWarner, Inc. (a)	330	22
Cablevision Systems Corp., Class A	617	9
CarMax, Inc. (a)	658	18
Carnival Corp.	1,306	43
CBS Corp., Class B	1,868	63
Chipotle Mexican Grill, Inc. (a)	91	27
Coach, Inc.	828	41
Comcast Corp., Class A	7,770	253
Costco Wholesale Corp.	1,246	120
D.R. Horton, Inc.	807	14
Darden Restaurants, Inc.	371	19
DeVry, Inc.	170	3
DIRECTV, Class A (a)	1,888	94
Discovery Communications, Inc., Class A (a)	735	37
Dollar Tree, Inc. (a)	668	34
Expedia, Inc.	260	15
Family Dollar Stores, Inc.	336	22
Ford Motor Co.	10,998	102
Fossil, Inc. (a)	150	11
GameStop Corp., Class A	375	6
Gannett Co., Inc.	677	10
Gap, Inc.	959	28
Genuine Parts Co.	449	29
Goodyear Tire & Rubber Co. (a)	705	8
H&R Block, Inc.	790	13
Harley-Davidson, Inc.	667	29
Harman International Industries, Inc.	203	8
Hasbro, Inc.	336	12
International Game Technology	851	10
Interpublic Group of Cos., Inc.	1,277	13
J.C. Penney Co., Inc.	422	9
Johnson Controls, Inc.	1,960	48
Kohl’s Corp.	691	34
Leggett & Platt, Inc.	404	9
Lennar Corp., Class A	469	14
Limited Brands, Inc.	696	33
Lowe’s Cos., Inc.	3,391	86
Macy’s, Inc.	1,191	43
Marriott International, Inc., Class A	763	28
Mattel, Inc.	982	35
McDonald’s Corp.	2,929	262
McGraw-Hill Cos., Inc.	806	38
Netflix, Inc. (a)	160	9
Newell Rubbermaid, Inc.	835	15
News Corp., Class A	6,072	140
Nike, Inc., Class B	1,057	99
Nordstrom, Inc.	462	25
O’Reilly Automotive, Inc. (a)	363	31
Omnicom Group, Inc.	786	39
Priceline.com, Inc. (a)	144	95
Pulte Group, Inc. (a)	973	11
Ralph Lauren Corp.	187	27
Ross Stores, Inc.	650	43
Scripps Networks Interactive, Class A	267	14

See notes to schedules of investments.

Security Description	Shares	Value
Sears Holdings Corp. (a)	110	$5
Staples, Inc.	1,986	25
Starbucks Corp.	2,186	99
Starwood Hotels & Resorts Worldwide, Inc.	570	31
Target Corp.	1,906	116
The Home Depot, Inc.	4,411	230
The Sherwin-Williams Co.	247	33
The Walt Disney Co.	5,151	253
The Washington Post Co., Class B	14	5
Tiffany & Co.	365	20
Time Warner Cable, Inc., Class A	901	77
Time Warner, Inc.	2,766	108
TJX Cos., Inc.	2,135	95
TripAdvisor, Inc. (a)	275	10
Urban Outfitters, Inc. (a)	321	10
VF Corp.	249	37
Viacom, Inc., Class B	1,521	71
Whirlpool Corp.	223	15
Wyndham Worldwide Corp.	420	22
Wynn Resorts Ltd.	229	21
Yum! Brands, Inc.	1,327	86
		4,023
Consumer Staples (10.3%):
Altria Group, Inc.	5,864	211
Archer-Daniels-Midland Co.	1,898	50
Avon Products, Inc.	1,244	19
Beam, Inc.	454	29
Brown-Forman Corp., Class B	286	27
Campbell Soup Co.	510	17
Clorox Co.	375	27
Coca-Cola Co.	6,501	525
Coca-Cola Enterprises, Inc.	865	25
Colgate-Palmolive Co.	1,375	148
ConAgra, Inc.	1,197	30
Constellation Brands, Inc., Class A (a)	437	12
CVS Caremark Corp.	3,693	167
Dean Foods Co. (a)	532	7
Dr Pepper Snapple Group, Inc.	610	28
Estee Lauder Cos., Class A	650	34
General Mills, Inc.	1,866	72
H.J. Heinz Co.	922	51
Hershey Foods Corp.	438	31
Hormel Foods Corp.	395	11
J.M. Smucker Co.	327	25
Kellogg Co.	711	34
Kimberly-Clark Corp.	1,130	98
Kraft Foods, Inc., Class A	5,110	203
Lorillard, Inc.	376	48
McCormick & Co., Inc.	382	23
Mead Johnson Nutrition Co.	588	43
Molson Coors Brewing Co.	453	19
Monster Beverage Corp. (a)	444	30
PepsiCo, Inc.	4,507	328
Philip Morris International, Inc.	4,915	449
Reynolds American, Inc.	955	44
Safeway, Inc.	693	11
Sysco Corp.	1,688	50
The Kroger Co.	1,617	36
The Procter & Gamble Co.	7,897	510
Tyson Foods, Inc., Class A	832	12
Wal-Mart Stores, Inc.	4,973	370
Walgreen Co.	2,486	90

See notes to schedules of investments.

Security Description	Shares	Value
Whole Foods Market, Inc.	471	$43
		3,987
Energy (10.4%):
Alpha Natural Resources, Inc. (a)	635	5
Anadarko Petroleum Corp.	1,440	100
Apache Corp.	1,126	97
Baker Hughes, Inc.	1,264	59
Cabot Oil & Gas Corp.	605	26
Cameron International Corp. (a)	710	36
Chesapeake Energy Corp.	1,909	36
Chevron Corp.	5,687	623
ConocoPhillips Co.	3,644	198
Consol Energy, Inc.	656	19
Denbury Resources, Inc. (a)	1,126	17
Devon Energy Corp.	1,165	69
Diamond Offshore Drilling, Inc.	200	13
Ensco PLC, CLASS A	665	36
EOG Resources, Inc.	777	76
Exxon Mobil Corp.	13,476	1,170
FMC Technologies, Inc. (a)	689	31
Halliburton Co.	2,660	88
Helmerich & Payne, Inc.	310	14
Hess Corp.	876	41
Kinder Morgan, Inc.	1,454	52
Marathon Oil Corp.	2,033	54
Marathon Petroleum Corp.	982	46
Murphy Oil Corp.	560	30
Nabors Industries Ltd. (a)	837	12
National-Oilwell Varco, Inc.	1,228	89
Newfield Exploration Co. (a)	389	12
Noble Corp.	727	27
Noble Energy, Inc.	512	45
Occidental Petroleum Corp.	2,337	203
Peabody Energy Corp.	785	16
Phillips 66	1,802	68
Pioneer Natural Resources Co.	355	32
QEP Resources, Inc.	514	15
Range Resources Corp.	467	29
Rowan Cos. PLC (a)	358	13
Schlumberger Ltd.	3,843	274
Southwestern Energy Co. (a)	1,003	33
Spectra Energy Corp.	1,881	58
Sunoco, Inc.	305	15
Tesoro Corp. (a)	404	11
Valero Energy Corp.	1,593	44
Williams Cos., Inc.	1,803	57
WPX Energy, Inc. (a)	573	9
		3,998
Financials (13.2%):
ACE Ltd.	976	72
Aflac, Inc.	1,348	59
Allstate Corp.	1,416	49
American Express Co.	2,886	166
American International Group, Inc. (a)	1,843	58
American Tower Corp.	1,137	82
Ameriprise Financial, Inc.	630	33
Aon PLC	941	46
Apartment Investment & Management Co., Class A	413	11
Assurant, Inc.	247	9
AvalonBay Communities, Inc.	275	40
Bank of America Corp.	31,058	228
Bank of New York Mellon Corp.	3,437	73
BB&T Corp.	2,013	63

See notes to schedules of investments.

Security Description	Shares	Value
Berkshire Hathaway, Inc., Class B (a)	5,068	$430
BlackRock, Inc.	369	63
Boston Properties, Inc.	432	48
Capital One Financial Corp.	1,673	94
CBRE Group, Inc. (a)	945	15
Cincinnati Financial Corp.	468	18
Citigroup, Inc.	8,450	229
CME Group, Inc.	960	50
Comerica, Inc.	567	17
Discover Financial Services	1,528	55
E*TRADE Financial Corp. (a)	733	6
Equity Residential Properties Trust	866	55
Federated Investors, Inc., Class B	267	5
Fifth Third Bancorp	2,652	37
First Horizon National Corp.	728	6
Franklin Resources, Inc.	409	47
Genworth Financial, Inc., Class A (a)	1,416	7
Hartford Financial Services Group, Inc.	1,271	21
HCP, Inc.	1,209	57
Health Care REIT, Inc.	616	38
Host Hotels & Resorts, Inc.	2,070	30
Hudson City Bancorp, Inc.	1,522	10
Huntington Bancshares, Inc.	2,492	15
IntercontinentalExchange, Inc. (a)	210	28
Invesco Ltd.	1,292	29
JPMorgan Chase & Co.	10,971	395
KeyCorp (b)	2,747	22
Kimco Realty Corp.	1,173	23
Legg Mason, Inc.	362	9
Leucadia National Corp.	571	12
Lincoln National Corp.	823	16
Loews Corp.	881	35
M&T Bank Corp.	365	31
Marsh & McLennan Cos., Inc.	1,572	52
MetLife, Inc.	3,061	94
Moody’s Corp.	570	23
Morgan Stanley	4,389	60
Northern Trust Corp.	695	32
NYSE Euronext	732	19
People’s United Financial, Inc.	1,026	12
Plum Creek Timber Co., Inc.	465	19
PNC Financial Services Group, Inc.	1,524	90
Principal Financial Group	865	22
Progressive Corp.	1,757	35
Prologis, Inc.	1,327	43
Prudential Financial, Inc.	1,352	65
Public Storage, Inc.	410	61
Regions Financial Corp.	4,070	28
Simon Property Group, Inc.	874	140
SLM Corp.	1,406	22
State Street Corp.	1,408	57
SunTrust Banks, Inc.	1,551	37
T. Rowe Price Group, Inc.	735	45
The Charles Schwab Corp.	3,118	39
The Chubb Corp.	778	57
The Goldman Sachs Group, Inc.	1,418	143
The Nasdaq OMX Group, Inc.	353	8
The Travelers Cos., Inc.	1,121	70
Torchmark Corp.	284	14
U.S. Bancorp	5,459	183
Unum Group	824	16
Ventas, Inc.	833	56
Vornado Realty Trust	535	45
Wells Fargo & Co.	15,314	518
Western Union Co.	1,766	31

See notes to schedules of investments.

Security Description	Shares	Value
XL Group PLC	898	$18
Zions Bancorporation	531	10
		5,106
Health Care (11.0%):
Abbott Laboratories	4,534	301
Aetna, Inc.	1,001	36
Alexion Pharmaceuticals, Inc. (a)	554	58
Allergan, Inc.	886	73
AmerisourceBergen Corp.	723	29
Amgen, Inc.	2,241	185
Baxter International, Inc.	1,587	93
Becton Dickinson & Co.	584	44
Biogen Idec, Inc. (a)	690	101
Boston Scientific Corp. (a)	4,119	21
Bristol-Myers Squibb Co.	4,868	173
C.R. Bard, Inc.	242	23
Cardinal Health, Inc.	997	43
CareFusion Corp. (a)	640	16
Celgene Corp. (a)	1,269	87
Cerner Corp. (a)	422	31
CIGNA Corp.	831	33
Coventry Health Care, Inc.	412	14
Covidien PLC	1,390	78
DaVita, Inc. (a)	271	27
DENTSPLY International, Inc.	409	15
Edwards Lifesciences Corp. (a)	330	33
Eli Lilly & Co.	2,943	130
Express Scripts Holding Co. (a)	2,321	134
Forest Laboratories, Inc. (a)	766	26
Gilead Sciences, Inc. (a)	2,183	119
Hospira, Inc. (a)	476	16
Humana, Inc.	470	29
Intuitive Surgical, Inc. (a)	114	55
Johnson & Johnson	7,915	548
Laboratory Corp. of America Holdings (a)	279	23
Life Technologies Corp. (a)	515	23
McKesson Corp.	678	61
Medtronic, Inc.	2,999	118
Merck & Co., Inc.	8,766	387
Mylan Laboratories, Inc. (a)	1,235	28
Patterson Cos., Inc.	253	9
PerkinElmer, Inc.	328	8
Perrigo Co.	269	31
Pfizer, Inc.	21,580	519
Quest Diagnostics, Inc.	457	27
St. Jude Medical, Inc.	904	34
Stryker Corp.	933	48
Tenet Healthcare Corp. (a)	1,193	5
Thermo Fisher Scientific, Inc.	1,059	59
UnitedHealth Group, Inc.	2,990	153
Varian Medical Systems, Inc. (a)	321	17
Waters Corp. (a)	256	20
Watson Pharmaceuticals, Inc. (a)	367	29
WellPoint, Inc.	953	51
Zimmer Holdings, Inc.	508	30
		4,251
Industrials (9.6%):
3M Co.	2,000	182
Avery Dennison Corp.	299	9
Boeing Co.	2,159	160
C.H. Robinson Worldwide, Inc.	469	25
Caterpillar, Inc.	1,880	158
Cintas Corp.	318	13

See notes to schedules of investments.

Security Description	Shares	Value
Cooper Industries PLC, A Shares	458	$33
CSX Corp.	2,995	69
Cummins, Inc.	554	53
Danaher Corp.	1,657	88
Deere & Co.	1,146	88
Dover Corp.	529	29
Eaton Corp.	1,193	52
Emerson Electric Co.	2,114	101
Engility Holdings, Inc. (a)	1	—	(c)
Equifax, Inc.	347	16
Expeditors International of Washington, Inc.	612	22
Fastenal Co.	851	37
FedEx Corp.	909	82
First Solar, Inc. (a)	170	3
Flowserve Corp.	158	19
Fluor Corp.	487	24
General Dynamics Corp.	1,039	66
General Electric Co.	30,535	634
Honeywell International, Inc.	2,246	130
Illinois Tool Works, Inc.	1,376	75
Ingersoll-Rand PLC	861	37
Iron Mountain, Inc.	493	16
Jacobs Engineering Group, Inc. (a)	372	14
Joy Global, Inc.	305	16
L-3 Communications Holdings, Inc.	281	20
Lockheed Martin Corp.	767	68
Masco Corp.	1,029	12
Norfolk Southern Corp.	939	70
Northrop Grumman Corp.	725	48
PACCAR, Inc.	1,028	41
Pall Corp.	334	18
Parker Hannifin Corp.	435	35
Pitney Bowes, Inc.	577	8
Precision Castparts Corp.	419	65
Quanta Services, Inc. (a)	614	14
R.R. Donnelley & Sons Co.	519	6
Raytheon Co.	961	53
Republic Services, Inc.	907	26
Robert Half International, Inc.	412	11
Rockwell Automation, Inc.	411	28
Rockwell Collins, Inc.	418	21
Roper Industries, Inc.	281	28
Ryder System, Inc.	148	6
Snap-on, Inc.	167	11
Southwest Airlines Co.	2,212	20
Stanley Black & Decker, Inc.	493	33
Stericycle, Inc. (a)	245	23
Textron, Inc.	808	21
The Dun & Bradstreet Corp.	138	11
Tyco International Ltd.	1,334	73
Union Pacific Corp.	1,372	168
United Parcel Service, Inc., Class B	2,765	209
United Technologies Corp.	2,626	195
W.W. Grainger, Inc.	176	36
Waste Management, Inc.	1,333	46
Xylem, Inc.	534	13
		3,688
Information Technology (18.4%):
Accenture PLC, Class A	1,857	112
Adobe Systems, Inc. (a)	1,430	44
Advanced Micro Devices, Inc. (a)	1,698	7
Agilent Technologies, Inc.	1,001	38
Akamai Technologies, Inc. (a)	516	18
Altera Corp.	930	33

See notes to schedules of investments.

Security Description	Shares	Value
Amphenol Corp., Class A	467	$27
Analog Devices, Inc.	860	34
Apple, Inc. (a)	2,695	1,646
Applied Materials, Inc.	3,694	40
Autodesk, Inc. (a)	662	22
Automatic Data Processing, Inc.	1,410	80
BMC Software, Inc. (a)	464	18
Broadcom Corp., Class A	1,429	48
CA, Inc.	1,020	24
Cisco Systems, Inc.	15,438	246
Citrix Systems, Inc. (a)	537	39
Cognizant Technology Solutions Corp., Class A (a)	878	50
Computer Sciences Corp.	447	11
Corning, Inc.	4,374	50
Dell, Inc. (a)	4,284	51
eBay, Inc. (a)	3,312	147
Electronic Arts, Inc. (a)	916	10
EMC Corp. (a)	6,051	159
F5 Networks, Inc. (a)	229	21
Fidelity National Information Services, Inc.	688	22
Fiserv, Inc. (a)	393	27
FLIR Systems, Inc.	444	9
Google, Inc., Class A (a)	733	464
Harris Corp.	328	14
Hewlett-Packard Co.	5,699	104
Intel Corp.	14,499	373
International Business Machines Corp.	3,324	651
Intuit, Inc.	846	49
Jabil Circuit, Inc.	524	11
JDS Uniphase Corp. (a)	667	7
Juniper Networks, Inc. (a)	1,526	27
KLA-Tencor Corp.	482	24
Lam Research Corp. (a)	581	20
Lexmark International Group, Inc.	205	4
Linear Technology Corp.	663	21
LSI Logic Corp. (a)	1,640	11
MasterCard, Inc., Class A	306	134
Microchip Technology, Inc.	558	19
Micron Technology, Inc. (a)	2,852	18
Microsoft Corp.	21,548	635
Molex, Inc.	396	10
Motorola Solutions, Inc.	842	41
NetApp, Inc. (a)	1,046	34
NVIDIA Corp. (a)	1,783	24
Oracle Corp.	11,184	338
Paychex, Inc.	930	30
QUALCOMM, Inc.	4,940	295
Red Hat, Inc. (a)	556	30
SAIC, Inc.	797	9
Salesforce.com, Inc. (a)	398	49
SanDisk Corp. (a)	702	29
Seagate Technology PLC	1,089	33
Symantec Corp. (a)	2,077	33
TE Connectivity Ltd.	1,232	41
Teradata Corp. (a)	486	33
Teradyne, Inc. (a)	538	8
Texas Instruments, Inc.	3,298	90
Total System Services, Inc.	463	11
VeriSign, Inc. (a)	455	20
Visa, Inc., Class A	1,435	185
Western Digital Corp. (a)	674	27
Xerox Corp.	3,884	27
Xilinx, Inc.	761	25

See notes to schedules of investments.

Security Description	Shares	Value
Yahoo!, Inc. (a)	3,512	$56
		7,097
Materials (3.1%):
Air Products & Chemicals, Inc.	609	49
Airgas, Inc.	199	16
Alcoa, Inc.	3,074	26
Allegheny Technologies, Inc.	309	9
Ball Corp.	452	19
Bemis, Inc.	297	9
CF Industries Holdings, Inc.	189	37
Cliffs Natural Resources, Inc.	411	17
Dow Chemical Co.	3,445	99
E.I. du Pont de Nemours & Co.	2,700	134
Eastman Chemical Co.	484	25
Ecolab, Inc.	842	55
FMC Corp.	395	22
Freeport-McMoRan Copper & Gold, Inc.	2,735	92
International Flavors & Fragrances, Inc.	234	13
International Paper Co.	1,260	41
MeadWestvaco Corp.	497	14
Monsanto Co.	1,537	132
Newmont Mining Corp.	1,428	64
Nucor Corp.	914	36
Owens-Illinois, Inc. (a)	475	9
PPG Industries, Inc.	439	48
Praxair, Inc.	861	89
Sealed Air Corp.	559	9
Sigma-Aldrich Corp.	348	24
The Mosaic Co.	858	50
Titanium Metals Corp.	237	3
United States Steel Corp.	415	9
Vulcan Materials Co.	373	14
Weyerhaeuser Co.	1,549	36
		1,200
Telecommunication Services (3.1%):
AT&T, Inc.	16,897	641
CenturyTel, Inc.	1,790	74
Crown Castle International Corp. (a)	743	46
Frontier Communications Corp.	2,877	11
MetroPCS Communications, Inc. (a)	848	7
Sprint Nextel Corp. (a)	8,643	38
Verizon Communications, Inc.	8,188	370
Windstream Corp.	1,696	17
		1,204
Utilities (3.6%):
AGL Resources, Inc.	338	14
Ameren Corp.	699	24
American Electric Power Co.	1,396	59
CenterPoint Energy, Inc.	1,231	26
CMS Energy Corp.	750	19
Consolidated Edison Co. of New York, Inc.	844	54
Dominion Resources, Inc.	1,647	89
DTE Energy Co.	490	30
Duke Energy Corp.	2,028	137
Edison International	939	43
Entergy Corp.	511	37
EQT Corp.	431	24
Exelon Corp.	2,457	96
FirstEnergy Corp.	1,205	61
Integrys Energy Group, Inc.	225	14
NextEra Energy, Inc.	1,202	85
NiSource, Inc.	819	21

See notes to schedules of investments.

Security Description	Shares	Value
Northeast Utilities	904	$36
NRG Energy, Inc.	656	13
ONEOK, Inc.	599	27
Pepco Holdings, Inc.	658	13
PG&E Corp.	1,217	56
Pinnacle West Capital Corp.	316	17
PPL Corp.	1,672	48
Public Service Enterprise Group, Inc.	1,458	49
SCANA Corp.	335	17
Sempra Energy	691	49
Southern Co.	2,504	121
TECO Energy, Inc.	622	11
The AES Corp. (a)	1,858	22
Wisconsin Energy Corp.	664	27
Xcel Energy, Inc.	1,403	41
		1,380
Total Common Stocks (Cost $14,648)		35,934

Investment Companies (7.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	1,155,536	1,156
SPDR Trust Series I (e)	11,600	1,597
Total Investment Companies (Cost $2,685)		2,753

Total Investments (Cost $17,333) — 100.2%		38,687

Liabilities in excess of other assets — (0.2)%		(78)

NET ASSETS — 100.0%		$38,609

(a)	Non-income producing security.

(b)	Investment in affiliate and represents 0.1% of net assets.

(c)	Rounds to less than $1.

(d)	Rate disclosed is the daily yield on 7/31/12.

(e)	All or a portion of this security has been designated as collateral for futures contracts.

PLC —	Public Liability Co.

REIT—	Real Estate Investment Trust

	Contracts	Value
Futures Contracts (3.0%)
E-mini S&P 500, expiring September 24, 2012	17	$1,168
Total Futures Contracts (Cost $1,112)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	July 31, 2012

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (54.5%)
Consumer Discretionary (1.0%):
Target Corp.	2,000	$121

Consumer Staples (2.9%):
Archer-Daniels-Midland Co.	2,600	68
The Procter & Gamble Co.	1,800	116
Wal-Mart Stores, Inc.	2,300	171
		355
Energy (9.8%):
Apache Corp.	2,200	189
Devon Energy Corp.	1,500	89
Exxon Mobil Corp.	1,100	95
Halliburton Co.	2,600	86
Hess Corp.	3,600	170
Noble Corp.	1,000	37
Occidental Petroleum Corp.	700	61
Peabody Energy Corp.	4,100	86
Transocean Ltd.	4,500	211
Weatherford International Ltd. (a)	12,800	154
		1,178
Financials (1.6%):
PNC Financial Services Group, Inc.	2,000	118
U.S. Bancorp	2,400	81
		199
Health Care (7.7%):
Covidien PLC	4,100	229
Johnson & Johnson	2,200	152
Merck & Co., Inc.	3,700	164
Pfizer, Inc.	7,000	168
Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,300	135
UnitedHealth Group, Inc.	1,500	77
		925
Industrials (2.7%):
3M Co.	2,000	182
Deere & Co.	400	31
General Electric Co.	5,600	116
		329
Information Technology (3.2%):
Cisco Systems, Inc.	8,600	137
Intel Corp.	5,000	128
Microsoft Corp.	4,300	127
		392
Materials (24.5%):
Agnico-Eagle Mines Ltd.	8,200	359
Allied Nevada Gold Corp. (a)	11,900	308
AuRico Gold, Inc. (a)	27,400	178
Barrick Gold Corp.	5,500	181
Goldcorp, Inc.	9,100	328
New Gold, Inc. (a)	13,700	138
Newmont Mining Corp.	9,100	405
Pan American Silver Corp.	25,100	375
Potash Corp. of Saskatchewan, Inc.	4,500	199
Silver Wheaton Corp.	17,500	482
		2,953

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (1.1%):
Exelon Corp.	3,300	$129
Total Common Stocks (Cost $8,591)		6,581

Investment Companies (46.0%)
Central Fund of Canada Ltd., Class A, 0.01%	17,000	342
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	5,213,685	5,214
Total Investment Companies (Cost $5,589)		5,556

Total Investments (Cost $14,180) — 100.5%		12,137

Liabilities in excess of other assets — (0.5)%		(65)

NET ASSETS — 100.0%		$12,072

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 7/31/12.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

July 31, 2012 (Unaudited)

1.     Federal Tax Information:

At July 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$17,638	$1,500	$(537)	$963
Core Bond Index Fund	34,953	1,775	(183)	1,592
Diversified Stock Fund	1,899,413	175,607	(95,280)	80,327
Established Value Fund	1,114,691	129,033	(31,332)	97,701
Fund for Income	1,486,647	25,969	(9,502)	16,467
Global Equity Fund	5,971	1,029	(120)	909
International Fund	53,172	8,884	(2,025)	6,859
International Select Fund	52,994	8,423	(2,034)	6,389
Investment Grade Convertible Fund	14,320	1,102	(1,543)	(441)
Large Cap Growth Fund	145,043	46,439	(5,129)	41,310
National Municipal Bond Fund	136,700	9,151	—	9,151
Ohio Municipal Bond Fund	78,375	7,111	—	7,111
Small Company Opportunity Fund	1,030,262	121,064	(39,732)	81,332
Special Value Fund	370,918	29,488	(21,199)	8,289
Stock Index Fund	19,234	22,157	(2,704)	19,453
Value Fund	14,399	200	(2,462)	(2,262)

2.     Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust presently offers shares of 16 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•  Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Global Equity Fund, International Fund and International Select Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended July 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Investments in Securities		Other Financial Investments *	Investments in Securities		Investments in Securities	Other Financial Investments *

Balanced Fund
Collateralized Mortgage Obligations	$—		$—	$178		$178	$—
Common Stocks	12,517		—	—		12,517	—
Corporate Bonds	—		—	1,533		1,533	—
Municipal Bonds	—		—	30		30	—
U.S. Government Agency Securities	—		—	307		307	—
U.S. Government Mortgage Backed Agencies	—		—	1,881		1,881	—
U.S. Treasury Obligations	—		—	2,155		2,155	—
Total	12,517		—	6,084		18,601	—

Core Bond Index Fund
Collateralized Mortgage Obligations	—		—	956		956	—
Corporate Bonds	—		—	9,408		9,408	—
Municipal Bonds	—		—	152		152	—
U.S. Government Agency Securities	—		—	1,833		1,833	—
U.S. Government Mortgage Backed Agencies	—		—	10,768		10,768	—
U.S. Treasury Obligations	—		—	13,378		13,378	—
Investment Companies	—		—	50		50	—
Total	—		—	36,545		36,545	—

Diversified Stock Fund
Common Stocks	1,965,467		—	—		1,965,467	—
Investment Companies	—		—	14,273		14,273	—
Total	1,965,467		—	14,273		1,979,740	—

Established Value Fund
Common Stocks	1,109,548		—	—		1,109,548	—
Exchange-Traded Funds	17,922		—	—		17,922	—
Investment Companies	—		—	84,922		84,922
Total	1,127,470		—	84,922		1,212,392	—

Fund for Income
Government National Mortgage Association	—		—	1,166,754		1,166,754	—
U.S. Treasury Obligations	—		—	336,199		336,199	—
Investment Companies	—		—	161		161	—
Total	—		—	1,503,114		1,503,114	—

Global Equity Fund
Common Stocks	3,679	(a)	—	3,201		6,880	—
Total	3,679		—	3,201		6,880	—

International Fund
Common Stocks	9,231	(b)	—	50,092		59,323	—
Exchange-Traded Funds	708		—	—		708	—
Total	9,939		—	50,092		60,031	—

International Select Fund
Common Stocks	7,678	(c)	—	51,705		59,383	—
Total	7,678		—	51,705		59,383	—

Investment Grade Convertible Fund
Convertible Corporate Bonds	—		—	10,471		10,471	—
Convertible Preferred Stocks	$2,233		$—	$923	(d)	$3,156	$—
Investment Companies	—		—	252		252	—
Total	2,233		—	11,646		13,879	—

Large Cap Growth Fund
Common Stocks	183,518		—	—		183,518	—
Investment Companies	—		—	2,835		2,835	—
Total	183,518		—	2,835		186,353	—

National Municipal Bond Fund
Municipal Bonds	—		—	139,986		139,986	—
Investment Companies	—		—	5,865		5,865	—
Total	—		—	145,851		145,851	—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	83,342		83,342	—
Investment Companies	—		—	2,144		2,144	—
Total	—		—	85,486		85,486	—

Small Company Opportunity Fund
Common Stocks	1,014,321		—	—		1,014,321	—
Exchange-Traded Funds	13,554		—	—		13,554	—
Investment Companies	—		—	83,719		83,719	—
Total	1,027,875		—	83,719		1,111,594	—

Special Value Fund
Common Stocks	367,685		—	—		367,685	—
Investment Companies	—		—	11,522		11,522	—
Total	367,685		—	11,522		379,207	—

Stock Index Fund
Common Stocks	35,934		—	—		35,934	—
Investment Companies	1,597	(e)	—	1,156		2,753	—
Futures Contracts	—		56	—		—	56
Total	37,531		56	1,156		38,687	56

Value Fund
Common Stocks	6,581		—	—		6,581	—
Investment Companies	342	(f)	—	5,214		5,556	—
Total	6,923		—	5,214		12,137	—

*

Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a)

Consists of the holdings: Herbalife Ltd. Listed under Cayman Islands; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Colombia, Singapore and United States.

(b)

Consists of the holdings: Herbalife Ltd. Listed under Cayman Islands; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Colombia and United States.

(c)	Consists of all securities listed under Brazil, Canada, Netherlands and United States.

(d)	Consists of the holdings: Aspen Insurance Holdings Ltd,. Series AHL, and Wells Fargo & C., Series L, Class A listed under Financials.

(e)	Consists of the holding: SPDR Trust Series I.

(f)	Consists of the holding: Central Fund of Canada Ltd., Class A.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund on its Schedule of Portfolio Investments, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The Global Equity Fund, International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The Global Equity Fund, International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of July 31, 2012, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Global Equity Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts.  Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2012, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

New Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not yet been determined.

3.     Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	September 25, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 25, 2012